SEC File Nos. 2-83847
811-3734

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No.  25
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No.  25

EuroPacific  Growth  Fund
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)
Registrant's telephone number, including area code:
(213) 486-9200

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)


Copies to:
MICHAEL J. FAIRCLOUGH, ESQ.
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California  90071
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on February 15, 2002, pursuant to paragraph (b) of rule 485.

[logo - American Funds(sm)]

The right choice for the long term(sm)

EUROPACIFIC GROWTH FUND(r)

PROSPECTUS
February 15, 2002

Table of Contents

1   Risk/Return Summary
5   Fees and Expenses of the Fund
7   Investment Objective, Strategies and Risks
10  Management and Organization
12  Shareholder Information
13  Choosing a Share Class
15  Purchase and Exchange of Shares
17  Sales Charges
19  Sales Charge Reductions and Waivers
21  Plans of Distribution
22  How to Sell Shares
23  Distributions and Taxes
24  Financial Highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                           EuroPacific Growth Fund / Prospectus

 [This page is intentionally left blank.]

Risk/Return Summary

The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Rim.

The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the U.S.
 Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad, and currency fluctuations. The values of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                           EuroPacific Growth Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

[bar chart]
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if one were included, results would be lower.)
1992   2.30%
1993  35.60
1994   1.12
1995  12.87
1996  18.64
1997   9.19
1998  15.54
1999  56.97
2000 -17.84
2001 -12.18
[end chart]


Highest/lowest quarterly results during this time period were:


HIGHEST                29.09%  (quarter ended December 31, 1999)
LOWEST                 -14.02%  (quarter ended September 30, 2001)

EuroPacific Growth Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's results with the maximum initial or deferred sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Class A sales charges are reduced for purchases of $25,000 or more.

Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

The fund's results are shown on a pre-tax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxable distributions (for example, dividend or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the fund and any taxable gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGE. IN ADDITION, AFTER-TAX RETURNS ARE NOT RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA ACCOUNT.

Since the fund's Class C and F shares were first available on March 15, 2001 and the fund's Class 529 shares were first available on February 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

                                           EuroPacific Growth Fund / Prospectus

 INVESTMENT RESULTS TABLE (WITH SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/16/84
 Before Taxes                       -17.22%     6.13%       9.73%      13.41%
 After Taxes on Distributions       -17.90%     4.53%       8.36%        N/A
 After Taxes on Distributions and   -10.40%     4.76%       7.86%        N/A
 Sale of Fund Shares
 CLASS B - BEGAN 3/15/00
 Before Taxes                       -17.12%      N/A         N/A      -19.29%
 INDEXES/1/
 MSCI EAFE Index/2/                 -21.21%     1.17%       4.76%      10.81%
 Lipper International Funds         -21.71%     2.24%       6.41%      10.72%
 Average/3/



1 Lifetime results are as of the date Class A shares first became available.
2 The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East)
 Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

EuroPacific Growth Fund / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS E/1/   CLASS F/1/
------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on purchases
 (as a percentage of     5.75 %/2/    none        none         none         none
 offering price)
------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on reinvested   none         none        none         none         none
 dividends
------------------------------------------------------------------------------------
 Maximum deferred        none/3/      5.00%/4/    1.00%/5/     none         none
 sales charge
------------------------------------------------------------------------------------
 Redemption or
 exchange fees           none         none        none         none         none



1 Includes versions of these classes offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan, an agency of the Commonwealth of Virginia. Class E shares are only available through CollegeAmerica to employer-sponsored plans.
2 Sales charges are reduced or eliminated for purchases of $25,000 or more.

3 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
4 Deferred sales charge is reduced after 12 months and eliminated after six years.
5 Deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                         CLASS A   CLASS B   CLASS C/1/  CLASS F/1/
-------------------------------------------------------------------------------
 Management Fees           0.45%     0.45%      0.45%       0.45%
-------------------------------------------------------------------------------
 Distribution and/or       0.25%     1.00%      1.00%       0.25%
Service (12b-1) Fees/2/
-------------------------------------------------------------------------------
 Other Expenses            0.14%     0.16%      0.22%       0.21%
-------------------------------------------------------------------------------
 Total Annual Fund
Operating Expenses         0.84%     1.61%      1.67%       0.91%
                          CLASS     CLASS      CLASS       CLASS       CLASS
                            529-A/1/  529-B/1/   529-C/1/    529-E/1/    529-F/1/
-------------------------------------------------------------------------------
 Management Fees           0.45%     0.45%      0.45%       0.45%       0.45%
-------------------------------------------------------------------------------
 Distribution and/or       0.18%     1.00%      1.00%       0.50%       0.25%
Service (12b-1) Fees/3/
-------------------------------------------------------------------------------
 Other Expenses/4/         0.31%     0.31%      0.31%       0.31%       0.31%
-------------------------------------------------------------------------------
 Total Annual Fund
Operating Expenses         0.94%     1.76%      1.76%       1.26%       1.01%



1 Based on estimated amounts for the current fiscal year.

2 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.
3 Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class' average net assets annually.
4 Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.

                                           EuroPacific Growth Fund / Prospectus

EXAMPLE

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                              ONE   THREE   FIVE     TEN
                                              YEAR  YEARS  YEARS    YEARS
---------------------------------------------------------------------------
 Class A/1/                                   $656  $828   $1,014   $1,553
---------------------------------------------------------------------------
 Class B - assuming redemption/2/             $664  $908   $1,076   $1,705
---------------------------------------------------------------------------
 Class B - assuming no redemption             $164  $508   $  876   $1,705
---------------------------------------------------------------------------
 Class C - assuming redemption/3/             $270  $526   $  907   $1,976
---------------------------------------------------------------------------
 Class C - assuming no redemption             $170  $526   $  907   $1,976
---------------------------------------------------------------------------
 Class F - excludes intermediary fees/4/      $ 93  $290   $  504   $1,120
---------------------------------------------------------------------------
 Class 529-A/1/                               $665  $857   $1,065   $1,663
---------------------------------------------------------------------------
 Class 529-B - assuming redemption/2/         $679  $954   $1,154   $1,857
---------------------------------------------------------------------------
 Class 529-B - assuming no redemption         $179  $554   $  954   $1,857
---------------------------------------------------------------------------
 Class 529-C - assuming redemption/3/         $279  $554   $  954   $2,073
---------------------------------------------------------------------------
 Class 529-C - assuming no redemption         $179  $554   $  954   $2,073
---------------------------------------------------------------------------
 Class 529-E                                  $128  $400   $  692   $1,523
---------------------------------------------------------------------------
 Class 529-F - excludes intermediary fees/4/  $103  $322   $  558   $1,236


1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and ten because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects contingent deferred sales charge during the first year.

4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

EuroPacific Growth Fund / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in stocks of issuers located in Europe and the Pacific Rim.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.
 These risks are potentially heightened in connection with investments in developing countries.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices, and it also would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent good long-term investment opportunities. This is accomplished not only through fundamental analysis, but also by meeting with company executives and employees, suppliers, customers and competitors in order to gain in-depth knowledge of a company's true value. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                           EuroPacific Growth Fund / Prospectus

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/16/84
 Before Taxes                       -12.18%     7.40%      10.38%      13.79%
 After Taxes on Distributions       -12.90%     5.78%       9.00%        N/A
 After Taxes on Distributions and    -7.32%     5.81%       8.44%        N/A
 Sale of Fund Shares
-------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                       -12.84%      N/A         N/A      -17.67%
-------------------------------------------------------------------------------
 INDEXES/1/
 MSCI EAFE Index/2/                 -21.21%     1.17%       4.76%      10.81%
 Lipper International Funds         -21.71%     2.24%       6.41%      10.72%
 Average/3/



1 Lifetime results are as of the date Class A shares first became available.
2 The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East)
 Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

EuroPacific Growth Fund / Prospectus

[pie chart]
HOLDINGS BY INDUSTRY AS OF MARCH 31, 2001
Pharmaceuticals 9.78%
Banks 7.80%
Media 7.69%
Oil & Gas 5.29%
Semiconductor Equipment & Products 4.80%
Other Industries 45.49%
Bonds & Notes 0.08%
Cash & Equivalents 19.07%
[end chart]



 PERCENT INVESTED BY      PERCENT OF                                PERCENT OF
COUNTRY                   NET ASSETS        TEN LARGEST HOLDINGS    NET ASSETS
 Europe                                     AstraZeneca               4.05%
                                           ------------------------------------
 United Kingdom             16.5%           Vodafone Group            2.67
--------------------------------------     ------------------------------------
 France                      5.6            Elan                      2.10
--------------------------------------     ------------------------------------
 Netherlands                 4.7            Samsung Electronics       1.82
--------------------------------------     ------------------------------------
 Switzerland                 2.6            Taiwan Semiconductor      1.48
                                           Manufacturing
--------------------------------------     ------------------------------------
 Germany                     2.5            Hon Hai Precision         1.48
                                           Industry
--------------------------------------     ------------------------------------
 Ireland                     2.4            Royal Dutch
--------------------------------------     Petroleum/
 Finland                     2.3            "Shell" Transport and     1.46
                                           Trading
--------------------------------------     ------------------------------------
 Italy                       1.8            ING Groep                 1.39
--------------------------------------     ------------------------------------
 Norway                      1.3            Vivendi Universal         1.35
--------------------------------------     ------------------------------------
 Sweden                      1.3            Nestle                    1.33
--------------------------------------
 Denmark                      .5
--------------------------------------
 Other Europe                 .9
--------------------------------------
 Pacific Rim
 Asia
 Japan                      16.9
--------------------------------------
 Australia                   3.4
--------------------------------------
 Taiwan                      3.1
--------------------------------------
 South Korea                 3.0
--------------------------------------
 Hong Kong                   1.5
--------------------------------------
 China                        .8
--------------------------------------
 Philippines                  .5
--------------------------------------
 Other Asia                   .9
--------------------------------------
 The Americas
 Canada                      2.9
--------------------------------------
 Mexico                      2.4
--------------------------------------
 Other Americas               .1
--------------------------------------
 Other
 Brazil                      1.4
--------------------------------------
 South Africa                 .8
--------------------------------------
 Other Countries              .8





Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.

                                           EuroPacific Growth Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for EuroPacific Growth Fund are:

EuroPacific Growth Fund / Prospectus

 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 THIERRY VANDEVENTER                  18 years             Director, Capital Research and Management Company
 Vice Chairman of the Board
 and Trustee                                               Investment professional for 39 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate

-------------------------------------------------------------------------------------------------------------
 MARK E. DENNING                      10 years             Director, Capital Research and Management Company
 President, Principal            (plus 3 years prior
 Executive Officer and         experience as a research    Investment professional for 20 years, all with
 Trustee                      professional for the fund)   Capital Research and Management Company or
                                                           affiliate

-------------------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER                    18 years             Senior Vice President, Capital Research Company
 Executive Vice President
                                                           Investment professional for 36 years in total;
                                                           29 years with Capital Research and Management
                                                           Company or affiliate

-------------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE                    8 years             Senior Vice President, Capital Research and
 Senior Vice President           (plus 7 years prior       Management Company
                               experience as a research
                              professional for the fund)   Investment professional for 17 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate
-------------------------------------------------------------------------------------------------------------
 ALWYN W. HEONG                        6 years             Senior Vice President, Capital Research Company
 Vice President                  (plus 3 years prior
                               experience as a research    Investment professional for 13 years in total;10
                              professional for the fund)   years with Capital Research and Management Company
                                                           or affiliate

-------------------------------------------------------------------------------------------------------------
 MARTIAL G. CHAILLET                   8 years             Senior Vice President, Capital Research Company
                                 (plus 5 years prior
                               experience as a research    Investment professional for 30 years, all with
                              professional for the fund)   Capital Research and Management Company or
                                                           affiliate


                                           EuroPacific Growth Fund / Prospectus

Shareholder Information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.


AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the U.S. (8 a.m. to 8 p.m. ET): 800/421-0180 Access the American Funds website : www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080


A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." 529 CLASS SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.

EuroPacific Growth Fund / Prospectus

Choosing a Share Class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. The 529-A, 529-B, 529-C and 529-F share classes are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as they do to Class A shares. Class 529-E shares are only available to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

 . how long you expect to own the shares;

 . how much you intend to invest;

 . total expenses associated with owning shares of each class;

 . whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

 . whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

 . Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

 . Class F and 529-F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.

                                           EuroPacific Growth Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced or eliminated for purchases of
                         $25,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1
 sales charge            million or more made without an initial sales charge)
 12b-1 fees              up to 0.25% annually (529-A may not exceed 0.50%
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         distribution fees and other expenses, but higher than
                         C shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher
                         distribution fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         distribution fees, but lower than A shares due to
                         higher other expenses
 Purchase maximum        none
 Conversion              none
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower distribution fees, but lower than 529-A and
                         529-F shares due to higher distribution fees
 Purchase maximum        none
 Conversion              none

EuroPacific Growth Fund / Prospectus

Purchase and Exchange of Shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may only be purchased by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER PRIOR TO MAKING SUCH AN EXCHANGE.

Exchanges of shares from the money market funds in The American Funds Group initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

                                           EuroPacific Growth Fund / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by Telephone, Fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND AND AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.


PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------
 To establish an account (including retirement plan accounts)   $    250
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
 To add to an account                                           $     50
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000



VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available. For example, if events occur that materially affect the value of the fund's securities that principally trade in markets outside the U.S. between the close of those markets and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

EuroPacific Growth Fund / Prospectus

Sales Charges

CLASS A

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.



                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%         5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%         4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%         3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%         2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%         2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%         1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%         1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none          none
  investments described below
---------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

                                           EuroPacific Growth Fund / Prospectus

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.


CLASS B SHARES SOLD WITHIN YEAR   1    2    3    4    5     6
----------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE  5%   4%   4%   3%   2%    1%



Shares acquired through reinvestment of dividend or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you might face certain tax consequences as a result.

CLASS F AND 529-E SHARES

Class F and Class 529-E shares are sold without any initial or contingent deferred sales charge.

EuroPacific Growth Fund / Prospectus

Sales Charge Reductions and Waivers

You must let your investment dealer or American Funds Service Company know at the time you purchase shares if you qualify for a reduction in your Class A initial sales charge or waiver of your Class B or C contingent deferred sales charge.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

 .solely controlled business accounts;

 .single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

                                           EuroPacific Growth Fund / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual American Legacy variable annuity and life insurance policies, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2;

 . for redemptions due to death or post-purchase disability of the shareholder (this generally excludes trusts); or

 . for redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (only applies to 529 share classes).

EuroPacific Growth Fund / Prospectus

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.25% for Class A shares, up to 0.50% for Class 529-A shares, 1.00% for Class B, 529-B, C, and 529-C shares, up to 0.75% for Class 529-E shares, and up to 0.50% for Class F and 529-F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                           EuroPacific Growth Fund / Prospectus

How to Sell Shares

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

 -- over $75,000;

 -- made payable to someone other than the registered shareholder(s); or

 -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine(R) and American FundsLine OnLine(R)) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

EuroPacific Growth Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividend and/or capital gain distributions to purchase additional shares of this fund or any other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
 Dividend and capital gain distributions by 529 share classes will be automatically reinvested.

TAXES ON DISTRIBUTIONS

Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.

                                           EuroPacific Growth Fund / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A, B, C and F shares. A similar table will be shown for the 529 share classes beginning with the fund's 2002 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                   CLASS A
                                                   YEAR ENDED MARCH 31
                        Six months
                           ended
                         Sept. 30,
                         2001/1,2/     2001       2000      1999      1998       1997
 NET ASSET VALUE,       $ 28.72     $ 44.61     $ 30.21   $ 29.56   $ 26.70    $ 24.28
 BEGINNING OF PERIOD
----------------------------------------------------------------------------------------
 INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net investment income   .23/3/      .69/3/         .34       .42       .45        .46
 Net gains (losses) on
 securities (both         (3.79)/3/  (12.65)/3/   15.74      1.85      4.79       3.28
 realized and
 unrealized)
----------------------------------------------------------------------------------------
 Total from investment    (3.56)     (11.96)      16.08      2.27      5.24       3.74
 operations
----------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net          -        (.19)       (.29)     (.36)     (.45)      (.44)
 investment income)
 Distributions (from                  (3.74)      (1.39)    (1.26)    (1.93)      (.88)
 capital gains)
----------------------------------------------------------------------------------------
 Total distributions          -       (3.93)      (1.68)    (1.62)    (2.38)     (1.32)
----------------------------------------------------------------------------------------
 NET ASSET VALUE, END   $ 25.16     $ 28.72     $ 44.61   $ 30.21   $ 29.56    $ 26.70
 OF PERIOD
----------------------------------------------------------------------------------------
 TOTAL RETURN/4/         (12.43)%    (28.02)%     54.31%     8.18%    20.97%     15.88%
----------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of     $25,024     $28,963     $38,837   $22,083   $21,316    $16,737
 period (in millions)
----------------------------------------------------------------------------------------
 Ratio of expenses to       .88%/5/     .84%        .84%      .84%      .86%       .90%
 average net assets
----------------------------------------------------------------------------------------
 Ratio of net income       1.58%/5/    1.89%        .93%     1.45%     1.64%      1.77%
 to average net assets





1 Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
2 Unaudited.
3 Based on average shares outstanding.
4 Total returns exclude all sales charges, including contingent deferred sales charges.
5 Annualized.

EuroPacific Growth Fund / Prospectus

                                                        CLASS B
                                          Six months     Year
                                            ended       ended      March 15 to
                                           Sept. 30,   March 31,    March 31,
                                           2001/1,2/     2001        2000/1/
------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD     $ 28.56     $ 44.59        $43.09
-------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/3/                     .11         .47           .03
 Net gains (losses) on securities (both     (3.74)     (12.65)         1.47
realized and unrealized)/3/
-------------------------------------------------------------------------------
 Total from investment operations           (3.63)     (12.18)         1.50
-------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net investment income)         -        (.11)            -
 Distributions (from capital gains)             -       (3.74)            -
-------------------------------------------------------------------------------
 Total distributions                            -       (3.85)            -
-------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD           $ 24.93     $ 28.56        $44.59
-------------------------------------------------------------------------------
 TOTAL RETURN/4/                           (12.75)%    (28.53)%        3.48%
-------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (in millions)  $   337     $   321        $   30
-------------------------------------------------------------------------------
 Ratio of expenses to average net assets     1.65%/5/    1.61%          .07%
-------------------------------------------------------------------------------
 Ratio of net income to average net           .79%/5/    1.40%          .06%
assets



1 Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
2 Unaudited.
3 Based on average shares outstanding.
4 Total returns exclude all sales charges, including contingent deferred sales charges.
5 Annualized.

                                           EuroPacific Growth Fund / Prospectus

                                        CLASS C                CLASS F

                                 Six months  March 15   Six months  March 15 to
                                    ended       to         ended     March 31,
                                  Sept. 30,  March 31,   Sept. 30,    2001/1/
                                  2001/1,2/   2001/1/    2001/1,2/
---------------------------------
 NET ASSET VALUE, BEGINNING OF   $ 28.56     $28.87     $ 28.72      $29.02
 PERIOD
-------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income/3/            .05        .06         .16         .07
 Net gains (losses) on             (3.72)      (.37)      (3.74)       (.37)
 securities (both realized and
 unrealized)/3/
-------------------------------------------------------------------------------
 Total from investment             (3.67)      (.31)      (3.58)       (.30)
 operations
-------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net investment        -         --           -          --
 income)
 Distributions (from capital           -          -           -           -
 gains)
-------------------------------------------------------------------------------
 Total distributions                   -          -           -           -
-------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD  $ 24.89     $28.56     $ 25.14      $28.72
-------------------------------------------------------------------------------
 TOTAL RETURN/4/                  (12.89)%    (1.07)%    (12.47)%     (1.03)%
-------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (in   $    75     $   10     $   244      $    7
 millions)
-------------------------------------------------------------------------------
 Ratio of expenses to average       1.89%/5/    .08%        .98%/5/     .05%
 net assets
-------------------------------------------------------------------------------
 Ratio of net income to average      .36%/5/    .18%       1.16%/5/     .22%
 net assets

EuroPacific Growth Fund / Prospectus

1 Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
2 Unaudited.
3 Based on average shares outstanding.
4 Total returns exclude all sales charges, including contingent deferred sales charges.
5 Annualized.




-------------------------------------------------------------------------------
                                                YEAR ENDED MARCH 31
                               Six
                             months
                             ended
                             Sept.30,   2001   2000    1999    1998    1997
                             2001/1,2/ ----------------------------------------





 Portfolio turnover rate     13.89%    37.18%  28.94%  31.73%  30.51%   25.82%
 for all classes of shares
-------------------------------------------------------------------------------


1 Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
2 Unaudited.

                                           EuroPacific Growth Fund / Prospectus

NOTES

          [logo - EuroPacific Growth Fund] EuroPacific Growth Fund / Prospectus

[logo - AMERICAN FUNDS(sm)]


                                          The right choice for the long term/SM/



         FOR SHAREHOLDER SERVICES               American Funds Service Company
                                                800/421-0180
         FOR RETIREMENT PLAN SERVICES           Call your employer or plan
                                                administrator
         FOR DEALER SERVICES                    American Funds Distributors
                                                800 /421-9900, ext.11
         FOR COLLEGEAMERICA                     American Funds Service Company
                                                800 /421-0180, ext.529
                                                American FundsLine(R)
         FOR 24-HOUR INFORMATION                800/325-3590
                                                American FundsLine OnLine(R)
                                                www.americanfunds.com
         Telephone conversations may be recorded or monitored for
         verification, recordkeeping and quality assurance
         purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI, Codes of Ethics or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

[RECYCLED LOGO]


Printed on recycled paper                  Investment Company File No. 811-3734
EUPAC-010-0202/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES

Capital International    Capital Guardian     Capital Research and Management
Capital Bank and Trust     American Funds

 THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/S/ VINCENT P. CORTI
    VINCENT P. CORTI
    SECRETARY

[logo - American Funds(sm)]

The right choice for the long term(sm)

EUROPACIFIC GROWTH FUND(r)

PROSPECTUS
February 15, 2002

Table of Contents

1   Risk/Return Summary
5   Fees and Expenses of the Fund
7   Investment Objective, Strategies and Risks
10  Management and Organization
12  Shareholder Information
13  Choosing a Share Class
15  Purchase and Exchange of Shares
17  Sales Charges
19  Sales Charge Reductions and Waivers
21  Plans of Distribution
22  How to Sell Shares
23  Distributions and Taxes
24  Financial Highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                           EuroPacific Growth Fund / Prospectus

 [This page is intentionally left blank.]

Risk/Return Summary

The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Rim.

The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the U.S.
 Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad, and currency fluctuations. The values of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                           EuroPacific Growth Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

[bar chart]
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if one were included, results would be lower.)
1992   2.30%
1993  35.60
1994   1.12
1995  12.87
1996  18.64
1997   9.19
1998  15.54
1999  56.97
2000 -17.84
2001 -12.18
[end chart]


Highest/lowest quarterly results during this time period were:


HIGHEST                29.09%  (quarter ended December 31, 1999)
LOWEST                 -14.02%  (quarter ended September 30, 2001)

EuroPacific Growth Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's results with the maximum initial or deferred sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Class A sales charges are reduced for purchases of $25,000 or more.

Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

The fund's results are shown on a pre-tax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxable distributions (for example, dividend or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the fund and any taxable gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGE. IN ADDITION, AFTER-TAX RETURNS ARE NOT RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA ACCOUNT.

Since the fund's Class C and F shares were first available on March 15, 2001 and the fund's Class 529 shares were first available on February 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

                                           EuroPacific Growth Fund / Prospectus

 INVESTMENT RESULTS TABLE (WITH SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/16/84
 Before Taxes                       -17.22%     6.13%       9.73%      13.41%
 After Taxes on Distributions       -17.90%     4.53%       8.36%        N/A
 After Taxes on Distributions and   -10.40%     4.76%       7.86%        N/A
 Sale of Fund Shares
 CLASS B - BEGAN 3/15/00
 Before Taxes                       -17.12%      N/A         N/A      -19.29%
 INDEXES/1/
 MSCI EAFE Index/2/                 -21.21%     1.17%       4.76%      10.81%
 Lipper International Funds         -21.71%     2.24%       6.41%      10.72%
 Average/3/



1 Lifetime results are as of the date Class A shares first became available.
2 The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East)
 Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

EuroPacific Growth Fund / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS E/1/   CLASS F/1/
------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on purchases
 (as a percentage of     5.75 %/2/    none        none         none         none
 offering price)
------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on reinvested   none         none        none         none         none
 dividends
------------------------------------------------------------------------------------
 Maximum deferred        none/3/      5.00%/4/    1.00%/5/     none         none
 sales charge
------------------------------------------------------------------------------------
 Redemption or
 exchange fees           none         none        none         none         none



1 Includes versions of these classes offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan, an agency of the Commonwealth of Virginia. Class E shares are only available through CollegeAmerica to employer-sponsored plans.
2 Sales charges are reduced or eliminated for purchases of $25,000 or more.

3 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
4 Deferred sales charge is reduced after 12 months and eliminated after six years.
5 Deferred sales charge is eliminated after 12 months.




 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                         CLASS A   CLASS B   CLASS C/1/  CLASS F/1/
-------------------------------------------------------------------------------
 Management Fees           0.45%     0.45%      0.45%       0.45%
-------------------------------------------------------------------------------
 Distribution and/or       0.25%     1.00%      1.00%       0.25%
Service (12b-1) Fees/2/
-------------------------------------------------------------------------------
 Other Expenses            0.14%     0.16%      0.22%       0.21%
-------------------------------------------------------------------------------
 Total Annual Fund
Operating Expenses         0.84%     1.61%      1.67%       0.91%
                          CLASS     CLASS      CLASS       CLASS       CLASS
                            529-A/1/  529-B/1/   529-C/1/    529-E/1/    529-F/1/
-------------------------------------------------------------------------------
 Management Fees           0.45%     0.45%      0.45%       0.45%       0.45%
-------------------------------------------------------------------------------
 Distribution and/or       0.18%     1.00%      1.00%       0.50%       0.25%
Service (12b-1) Fees/3/
-------------------------------------------------------------------------------
 Other Expenses/4/         0.31%     0.31%      0.31%       0.31%       0.31%
-------------------------------------------------------------------------------
 Total Annual Fund
Operating Expenses         0.94%     1.76%      1.76%       1.26%       1.01%



1 Based on estimated amounts for the current fiscal year.

2 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.
3 Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class' average net assets annually.
4 Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.

                                           EuroPacific Growth Fund / Prospectus

EXAMPLE

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                              ONE   THREE   FIVE     TEN
                                              YEAR  YEARS  YEARS    YEARS
---------------------------------------------------------------------------
 Class A/1/                                   $656  $828   $1,014   $1,553
---------------------------------------------------------------------------
 Class B - assuming redemption/2/             $664  $908   $1,076   $1,705
---------------------------------------------------------------------------
 Class B - assuming no redemption             $164  $508   $  876   $1,705
---------------------------------------------------------------------------
 Class C - assuming redemption/3/             $270  $526   $  907   $1,976
---------------------------------------------------------------------------
 Class C - assuming no redemption             $170  $526   $  907   $1,976
---------------------------------------------------------------------------
 Class F - excludes intermediary fees/4/      $ 93  $290   $  504   $1,120
---------------------------------------------------------------------------
 Class 529-A/1/                               $665  $857   $1,065   $1,663
---------------------------------------------------------------------------
 Class 529-B - assuming redemption/2/         $679  $954   $1,154   $1,857
---------------------------------------------------------------------------
 Class 529-B - assuming no redemption         $179  $554   $  954   $1,857
---------------------------------------------------------------------------
 Class 529-C - assuming redemption/3/         $279  $554   $  954   $2,073
---------------------------------------------------------------------------
 Class 529-C - assuming no redemption         $179  $554   $  954   $2,073
---------------------------------------------------------------------------
 Class 529-E                                  $128  $400   $  692   $1,523
---------------------------------------------------------------------------
 Class 529-F - excludes intermediary fees/4/  $103  $322   $  558   $1,236


1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and ten because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects contingent deferred sales charge during the first year.

4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

EuroPacific Growth Fund / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in stocks of issuers located in Europe and the Pacific Rim.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.
 These risks are potentially heightened in connection with investments in developing countries.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices, and it also would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent good long-term investment opportunities. This is accomplished not only through fundamental analysis, but also by meeting with company executives and employees, suppliers, customers and competitors in order to gain in-depth knowledge of a company's true value. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                           EuroPacific Growth Fund / Prospectus

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/16/84
 Before Taxes                       -12.18%     7.40%      10.38%      13.79%
 After Taxes on Distributions       -12.90%     5.78%       9.00%        N/A
 After Taxes on Distributions and    -7.32%     5.81%       8.44%        N/A
 Sale of Fund Shares
-------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                       -12.84%      N/A         N/A      -17.67%
-------------------------------------------------------------------------------
 INDEXES/1/
 MSCI EAFE Index/2/                 -21.21%     1.17%       4.76%      10.81%
 Lipper International Funds         -21.71%     2.24%       6.41%      10.72%
 Average/3/



1 Lifetime results are as of the date Class A shares first became available.
2 The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East)
 Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

EuroPacific Growth Fund / Prospectus

[pie chart]
HOLDINGS BY INDUSTRY AS OF MARCH 31, 2001
Pharmaceuticals 9.78%
Banks 7.80%
Media 7.69%
Oil & Gas 5.29%
Semiconductor Equipment & Products 4.80%
Other Industries 45.49%
Bonds & Notes 0.08%
Cash & Equivalents 19.07%
[end chart]



 PERCENT INVESTED BY      PERCENT OF                                PERCENT OF
COUNTRY                   NET ASSETS        TEN LARGEST HOLDINGS    NET ASSETS
 Europe                                     AstraZeneca               4.05%
                                           ------------------------------------
 United Kingdom             16.5%           Vodafone Group            2.67
--------------------------------------     ------------------------------------
 France                      5.6            Elan                      2.10
--------------------------------------     ------------------------------------
 Netherlands                 4.7            Samsung Electronics       1.82
--------------------------------------     ------------------------------------
 Switzerland                 2.6            Taiwan Semiconductor      1.48
                                           Manufacturing
--------------------------------------     ------------------------------------
 Germany                     2.5            Hon Hai Precision         1.48
                                           Industry
--------------------------------------     ------------------------------------
 Ireland                     2.4            Royal Dutch
--------------------------------------     Petroleum/
 Finland                     2.3            "Shell" Transport and     1.46
                                           Trading
--------------------------------------     ------------------------------------
 Italy                       1.8            ING Groep                 1.39
--------------------------------------     ------------------------------------
 Norway                      1.3            Vivendi Universal         1.35
--------------------------------------     ------------------------------------
 Sweden                      1.3            Nestle                    1.33
--------------------------------------
 Denmark                      .5
--------------------------------------
 Other Europe                 .9
--------------------------------------
 Pacific Rim
 Asia
 Japan                      16.9
--------------------------------------
 Australia                   3.4
--------------------------------------
 Taiwan                      3.1
--------------------------------------
 South Korea                 3.0
--------------------------------------
 Hong Kong                   1.5
--------------------------------------
 China                        .8
--------------------------------------
 Philippines                  .5
--------------------------------------
 Other Asia                   .9
--------------------------------------
 The Americas
 Canada                      2.9
--------------------------------------
 Mexico                      2.4
--------------------------------------
 Other Americas               .1
--------------------------------------
 Other
 Brazil                      1.4
--------------------------------------
 South Africa                 .8
--------------------------------------
 Other Countries              .8





Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.

                                           EuroPacific Growth Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for EuroPacific Growth Fund are:

EuroPacific Growth Fund / Prospectus

 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 THIERRY VANDEVENTER                  18 years             Director, Capital Research and Management Company
 Vice Chairman of the Board
 and Trustee                                               Investment professional for 39 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate

-------------------------------------------------------------------------------------------------------------
 MARK E. DENNING                      10 years             Director, Capital Research and Management Company
 President, Principal            (plus 3 years prior
 Executive Officer and         experience as a research    Investment professional for 20 years, all with
 Trustee                      professional for the fund)   Capital Research and Management Company or
                                                           affiliate

-------------------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER                    18 years             Senior Vice President, Capital Research Company
 Executive Vice President
                                                           Investment professional for 36 years in total;
                                                           29 years with Capital Research and Management
                                                           Company or affiliate

-------------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE                    8 years             Senior Vice President, Capital Research and
 Senior Vice President           (plus 7 years prior       Management Company
                               experience as a research
                              professional for the fund)   Investment professional for 17 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate
-------------------------------------------------------------------------------------------------------------
 ALWYN W. HEONG                        6 years             Senior Vice President, Capital Research Company
 Vice President                  (plus 3 years prior
                               experience as a research    Investment professional for 13 years in total;10
                              professional for the fund)   years with Capital Research and Management Company
                                                           or affiliate

-------------------------------------------------------------------------------------------------------------
 MARTIAL G. CHAILLET                   8 years             Senior Vice President, Capital Research Company
                                 (plus 5 years prior
                               experience as a research    Investment professional for 30 years, all with
                              professional for the fund)   Capital Research and Management Company or
                                                           affiliate


                                           EuroPacific Growth Fund / Prospectus

Shareholder Information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.


AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the U.S. (8 a.m. to 8 p.m. ET): 800/421-0180 Access the American Funds website : www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080


A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." 529 CLASS SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.

EuroPacific Growth Fund / Prospectus

Choosing a Share Class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. The 529-A, 529-B, 529-C and 529-F share classes are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as they do to Class A shares. Class 529-E shares are only available to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

 . how long you expect to own the shares;

 . how much you intend to invest;

 . total expenses associated with owning shares of each class;

 . whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

 . whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

 . Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

 . Class F and 529-F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.

                                           EuroPacific Growth Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced or eliminated for purchases of
                         $25,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1
 sales charge            million or more made without an initial sales charge)
 12b-1 fees              up to 0.25% annually (529-A may not exceed 0.50%
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         distribution fees and other expenses, but higher than
                         C shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher
                         distribution fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         distribution fees, but lower than A shares due to
                         higher other expenses
 Purchase maximum        none
 Conversion              none
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower distribution fees, but lower than 529-A and
                         529-F shares due to higher distribution fees
 Purchase maximum        none
 Conversion              none

EuroPacific Growth Fund / Prospectus

Purchase and Exchange of Shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may only be purchased by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER PRIOR TO MAKING SUCH AN EXCHANGE.

Exchanges of shares from the money market funds in The American Funds Group initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

                                           EuroPacific Growth Fund / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by Telephone, Fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND AND AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.




PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------
 To establish an account (including retirement plan accounts)   $    250
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
 To add to an account                                           $     50
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000



VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available. For example, if events occur that materially affect the value of the fund's securities that principally trade in markets outside the U.S. between the close of those markets and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

EuroPacific Growth Fund / Prospectus

Sales Charges

CLASS A

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.



                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%         5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%         4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%         3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%         2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%         2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%         1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%         1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none          none
  investments described below
---------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

                                           EuroPacific Growth Fund / Prospectus

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.


CLASS B SHARES SOLD WITHIN YEAR   1    2    3    4    5     6
----------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE  5%   4%   4%   3%   2%    1%



Shares acquired through reinvestment of dividend or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you might face certain tax consequences as a result.

CLASS F AND 529-E SHARES

Class F and Class 529-E shares are sold without any initial or contingent deferred sales charge.

EuroPacific Growth Fund / Prospectus

Sales Charge Reductions and Waivers

You must let your investment dealer or American Funds Service Company know at the time you purchase shares if you qualify for a reduction in your Class A initial sales charge or waiver of your Class B or C contingent deferred sales charge.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

 .solely controlled business accounts;

 .single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

                                           EuroPacific Growth Fund / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual American Legacy variable annuity and life insurance policies, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2;

 . for redemptions due to death or post-purchase disability of the shareholder (this generally excludes trusts); or

 . for redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (only applies to 529 share classes).

EuroPacific Growth Fund / Prospectus

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.25% for Class A shares, up to 0.50% for Class 529-A shares, 1.00% for Class B, 529-B, C, and 529-C shares, up to 0.75% for Class 529-E shares, and up to 0.50% for Class F and 529-F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                           EuroPacific Growth Fund / Prospectus

How to Sell Shares

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

 -- over $75,000;

 -- made payable to someone other than the registered shareholder(s); or

 -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine(R) and American FundsLine OnLine(R)) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

EuroPacific Growth Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividend and/or capital gain distributions to purchase additional shares of this fund or any other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
 Dividend and capital gain distributions by 529 share classes will be automatically reinvested.

TAXES ON DISTRIBUTIONS

Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.

                                           EuroPacific Growth Fund / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A, B, C and F shares. A similar table will be shown for the 529 share classes beginning with the fund's 2002 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                   CLASS A
                                                   YEAR ENDED MARCH 31
                        Six months
                           ended
                         Sept. 30,
                         2001/1,2/     2001       2000      1999      1998       1997
 NET ASSET VALUE,       $ 28.72     $ 44.61     $ 30.21   $ 29.56   $ 26.70    $ 24.28
 BEGINNING OF PERIOD
----------------------------------------------------------------------------------------
 INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net investment income   .23/3/      .69/3/         .34       .42       .45        .46
 Net gains (losses) on
 securities (both         (3.79)/3/  (12.65)/3/   15.74      1.85      4.79       3.28
 realized and
 unrealized)
----------------------------------------------------------------------------------------
 Total from investment    (3.56)     (11.96)      16.08      2.27      5.24       3.74
 operations
----------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net          -        (.19)       (.29)     (.36)     (.45)      (.44)
 investment income)
 Distributions (from                  (3.74)      (1.39)    (1.26)    (1.93)      (.88)
 capital gains)
----------------------------------------------------------------------------------------
 Total distributions          -       (3.93)      (1.68)    (1.62)    (2.38)     (1.32)
----------------------------------------------------------------------------------------
 NET ASSET VALUE, END   $ 25.16     $ 28.72     $ 44.61   $ 30.21   $ 29.56    $ 26.70
 OF PERIOD
----------------------------------------------------------------------------------------
 TOTAL RETURN/4/         (12.43)%    (28.02)%     54.31%     8.18%    20.97%     15.88%
----------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of     $25,024     $28,963     $38,837   $22,083   $21,316    $16,737
 period (in millions)
----------------------------------------------------------------------------------------
 Ratio of expenses to       .88%/5/     .84%        .84%      .84%      .86%       .90%
 average net assets
----------------------------------------------------------------------------------------
 Ratio of net income       1.58%/5/    1.89%        .93%     1.45%     1.64%      1.77%
 to average net assets





1 Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
2 Unaudited.
3 Based on average shares outstanding.
4 Total returns exclude all sales charges, including contingent deferred sales charges.
5 Annualized.

EuroPacific Growth Fund / Prospectus

                                                        CLASS B
                                          Six months     Year
                                            ended       ended      March 15 to
                                           Sept. 30,   March 31,    March 31,
                                           2001/1,2/     2001        2000/1/
------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD     $ 28.56     $ 44.59        $43.09
-------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/3/                     .11         .47           .03
 Net gains (losses) on securities (both     (3.74)     (12.65)         1.47
realized and unrealized)/3/
-------------------------------------------------------------------------------
 Total from investment operations           (3.63)     (12.18)         1.50
-------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net investment income)         -        (.11)            -
 Distributions (from capital gains)             -       (3.74)            -
-------------------------------------------------------------------------------
 Total distributions                            -       (3.85)            -
-------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD           $ 24.93     $ 28.56        $44.59
-------------------------------------------------------------------------------
 TOTAL RETURN/4/                           (12.75)%    (28.53)%        3.48%
-------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (in millions)  $   337     $   321        $   30
-------------------------------------------------------------------------------
 Ratio of expenses to average net assets     1.65%/5/    1.61%          .07%
-------------------------------------------------------------------------------
 Ratio of net income to average net           .79%/5/    1.40%          .06%
assets



1 Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
2 Unaudited.
3 Based on average shares outstanding.
4 Total returns exclude all sales charges, including contingent deferred sales charges.
5 Annualized.

                                           EuroPacific Growth Fund / Prospectus

                                        CLASS C                CLASS F

                                 Six months  March 15   Six months  March 15 to
                                    ended       to         ended     March 31,
                                  Sept. 30,  March 31,   Sept. 30,    2001/1/
                                  2001/1,2/   2001/1/    2001/1,2/
---------------------------------
 NET ASSET VALUE, BEGINNING OF   $ 28.56     $28.87     $ 28.72      $29.02
 PERIOD
-------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income/3/            .05        .06         .16         .07
 Net gains (losses) on             (3.72)      (.37)      (3.74)       (.37)
 securities (both realized and
 unrealized)/3/
-------------------------------------------------------------------------------
 Total from investment             (3.67)      (.31)      (3.58)       (.30)
 operations
-------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net investment        -         --           -          --
 income)
 Distributions (from capital           -          -           -           -
 gains)
-------------------------------------------------------------------------------
 Total distributions                   -          -           -           -
-------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD  $ 24.89     $28.56     $ 25.14      $28.72
-------------------------------------------------------------------------------
 TOTAL RETURN/4/                  (12.89)%    (1.07)%    (12.47)%     (1.03)%
-------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (in   $    75     $   10     $   244      $    7
 millions)
-------------------------------------------------------------------------------
 Ratio of expenses to average       1.89%/5/    .08%        .98%/5/     .05%
 net assets
-------------------------------------------------------------------------------
 Ratio of net income to average      .36%/5/    .18%       1.16%/5/     .22%
 net assets

EuroPacific Growth Fund / Prospectus

1 Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
2 Unaudited.
3 Based on average shares outstanding.
4 Total returns exclude all sales charges, including contingent deferred sales charges.
5 Annualized.





-------------------------------------------------------------------------------
                                                YEAR ENDED MARCH 31
                               Six
                             months
                             ended
                             Sept.30,   2001   2000    1999    1998    1997
                             2001/1,2/ ----------------------------------------





 Portfolio turnover rate     13.89%    37.18%  28.94%  31.73%  30.51%   25.82%
 for all classes of shares
-------------------------------------------------------------------------------


1 Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
2 Unaudited.

                                           EuroPacific Growth Fund / Prospectus

NOTES

[logo - AMERICAN FUNDS(sm)]


                                          The right choice for the long term/SM/



         FOR SHAREHOLDER SERVICES               American Funds Service Company
                                                800/421-0180
         FOR RETIREMENT PLAN SERVICES           Call your employer or plan
                                                administrator
         FOR DEALER SERVICES                    American Funds Distributors
                                                800 /421-9900, ext.11
         FOR COLLEGEAMERICA                     American Funds Service Company
                                                800 /421-0180, ext.529
                                                American FundsLine(R)
         FOR 24-HOUR INFORMATION                800/325-3590
                                                American FundsLine OnLine(R)
                                                www.americanfunds.com
         Telephone conversations may be recorded or monitored for
         verification, recordkeeping and quality assurance
         purposes.
-----------------------------------------------------------------------------------



MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI, Codes of Ethics or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

[RECYCLED LOGO]





Printed on recycled paper                  Investment Company File No. 811-3734
EUPAC-010-0202/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES

Capital International    Capital Guardian     Capital Research and Management
Capital Bank and Trust     American Funds

                            EUROPACIFIC GROWTH FUND

                                     Part B
                      Statement of Additional Information

                               February 15, 2002


This document is not a prospectus but should be read in conjunction with the current prospectus of EuroPacific Growth Fund (the "fund" or "EUPAC") dated February 15, 2002. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                            EuroPacific Growth Fund
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        9
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       26
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       29
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       32
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       36
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       36
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       38
Shareholder Account Services and Privileges . . . . . . . . . . . .       39
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       43
General Information . . . . . . . . . . . . . . . . . . . . . . . .       43
Class A Share Investment Results and Related Statistics . . . . . .       45
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       47
Financial Statements





                        EuroPacific Growth Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


INVESTMENT OBJECTIVE

 .    Generally, the fund will invest at least 80% of its assets in securities of issuers domiciled in Europe and the Pacific Rim.

DEBT SECURITIES

 .    The fund may invest up to 5% of its assets in straight debt securities rated Baa or BBB or below by Moody's Investor Services, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality by Capital Research and Management Company (the "Investment Adviser").

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


                        EuroPacific Growth Fund - Page 2

Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but considered to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


                        EuroPacific Growth Fund - Page 3

Certain risk factors relating to lower rated bonds are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


                        EuroPacific Growth Fund - Page 4

U.S. TREASURY AND AGENCY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. agency securities include those issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These securities include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


                        EuroPacific Growth Fund - Page 5

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:

1. Invest in securities of another issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of the total assets, the fund may exceed the 5% limitation with regards to investments in the securities of any one foreign government);

2.   Invest in companies for the purpose of exercising control or management;

3. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;


                        EuroPacific Growth Fund - Page 6

4. Invest more than 5% of its total assets in the securities of other investment companies; such investments shall be limited to 3% of the voting stock of any investment company provided, however, that investment in the open market of a closed-end investment company where no more than customary brokers' commissions are involved and investment in connection with a merger, consolidation, acquisition or reorganization shall not be prohibited by this restriction;

5. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

6. Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that entering into foreign currency contracts shall not be prohibited by this restriction;

7. Invest more than 10% of the value of its total assets in securities which are not readily marketable or more than 5% of the value of its total assets in securities which are subject to legal or contractual restrictions on resale (except repurchase agreements) or engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933. The fund may buy and sell securities outside the U.S. which are not registered with the Securities and Exchange Commission or marketable in the U.S. without regard to this restriction. The fund may not enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days. (See "Repurchase Agreements" above);

8. Lend any of its assets; provided, however that entering into repurchase agreements, investment in government obligations, publicly traded bonds, debentures, other debt securities or in cash equivalents such as short term commercial paper, certificates of deposit, or bankers acceptances, shall not be prohibited by this restriction;

9. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

10.  Purchase securities on margin;

11. Borrow amounts in excess of 5% of the value of its total assets or issue senior securities. In any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities;

12.  Mortgage, pledge or hypothecate its total assets to any extent;

13. Purchase or retain the securities of any issuer, if those individual officers and trustees of the fund, its investment adviser or principal underwriter, each owning beneficially more than ^ of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;


                        EuroPacific Growth Fund - Page 7

15.  Invest in puts, calls, straddles or spreads, or combinations thereof; or

16. Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures.

With respect to fundamental investment restriction #7, the fund will not invest more than 10% of the value of its net assets in securities which are not readily marketable or more than 5% of the value of its net assets in securities which are subject to legal or contractual restrictions on resale (except repurchase agreements).


In addition, it is a non-fundamental policy of the fund that, as to 75% of the fund's total assets, investments in any one issuer will be limited to no more than 10% of the voting securities of such issuer.


                        EuroPacific Growth Fund - Page 8

                             MANAGEMENT OF THE FUND




BOARD OF TRUSTEES AND OFFICERS

                                   YEAR FIRST                                     NUMBER OF BOARDS
                       POSITION      ELECTED         PRINCIPAL OCCUPATION(S)       WITHIN THE FUND
                       WITH THE     A TRUSTEE                DURING              COMPLEX/2/ ON WHICH   OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE         FUND    OF THE FUND /1/          PAST 5 YEARS             TRUSTEE SERVES              BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Elisabeth Allison      Trustee       1991         Administrative Director,               3            None
 Age: 55                                           ANZI, Ltd. (financial
                                                   publishing and consulting);
                                                   Publishing Consultant,
                                                   Harvard Medical School;
                                                   former Senior Vice
                                                   President, Planning and
                                                   Development, McGraw Hill,
                                                   Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox          Trustee       1984         Managing General Partner,              7            Crompton Corporation
 Age: 64                                           Fox Investments LP;
                                                   Professor and Executive in
                                                   Residence, University of
                                                   California, Davis; former
                                                   President and Chief
                                                   Executive Officer, Foster
                                                   Farms
-----------------------------------------------------------------------------------------------------------------------------------
 Alan Greenway          Trustee       1984         President, Greenway                    3            None
 Age: 74                                           Associates, Inc.
                                                   (management consulting
                                                   services)
-----------------------------------------------------------------------------------------------------------------------------------
 Koichi Itoh            Trustee       1994         Managing Director, Itoh                3            None
 Age: 61                                           Associates, Ltd.; former
                                                   President, Autosplice KK;
                                                   former President and Chief
                                                   Executive Officer, IMPAC
                                                   (management consulting
                                                   services); former Managing
                                                   Partner, VENCA Management
                                                   (venture capital)
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling       Trustee       1987         President, Minnesota Public            6            Irwin Financial Corporation;
 Age: 59                                           Radio; President,                                   St. Paul Companies
                                                   Greenspring Co.; President,
                                                   American Public Media Group
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald       Trustee       1984         The IBJ Professor of                   8            Plum Creek Timber Co.;
 Age: 64                                           Finance, Graduate School of                         Scholastic Corporation;
                                                   Business, Stanford                                  iStar Financial, Inc.;
                                                   University                                          Varian, Inc.; Capstone
                                                                                                       Turbine Corp.
-----------------------------------------------------------------------------------------------------------------------------------
 William I.             Trustee       1992         Chairman of the Board,                 3            Cummins Engine Company,
 Miller/4/                                         Irwin Financial Corporation                         Inc.; Tennant Company
 Age: 45
-----------------------------------------------------------------------------------------------------------------------------------
 Alessandro Ovi         Trustee       2002         Chief Executive Officer,               2            ST Microelectronics; SEAT
 Age: 58                                           Tecnitel                                            (Telecom Italia); Koru &
                                                                                                       Ferry Europe
-----------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton      Trustee       1996         Chairman/Chief Executive               6            York Group, Inc.
 Age: 62                                           Officer, Cairnwood, Inc.
                                                   (venture capital
                                                   investment)
-----------------------------------------------------------------------------------------------------------------------------------




                        EuroPacific Growth Fund - Page 9

                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST            PAST 5 YEARS AND          NUMBER OF BOARDS
                                        ELECTED              POSITIONS HELD            WITHIN THE FUND
                        POSITION       A TRUSTEE        WITH AFFILIATED ENTITIES     COMPLEX/2/ ON WHICH   OTHER DIRECTORSHIPS/3/
                        WITH THE    AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER         TRUSTEE                  HELD
    NAME AND AGE          FUND      OF THE FUND /1/           OF THE FUND             OR OFFICER SERVES     BY TRUSTEE OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/5//,6/
-----------------------------------------------------------------------------------------------------------------------------------
 Mark E. Denning       President,        1994         Director, Capital Research              1            None
 Age: 44               Principal                      and Management Company
                       Executive
                       Officer
                       and
                       Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Gina H. Despres       Chairman          1999         Senior Vice President and               4            None
 Age: 60               of the                         Special Counsel, Capital
                       Board                          Research and Management
                                                      Company; Vice President,
                                                      Capital Strategy Research,
                                                      Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Thierry               Vice              1984         Director, Capital Research              1            None
 Vandeventer           Chairman                       and Management Company
 Age: 66               of the
                       Board
-----------------------------------------------------------------------------------------------------------------------------------





                       EuroPacific Growth Fund - Page 10

                                                                                  PRINCIPAL OCCUPATION(S) DURING
                                                                                  PAST 5 YEARS AND POSITIONS HELD
                             POSITION          YEAR FIRST ELECTED                    WITH AFFILIATED ENTITIES
                             WITH THE              AN OFFICER                      OR THE PRINCIPAL UNDERWRITER
   NAME AND AGE                FUND              OF THE FUND/1/                             OF THE FUND
--------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/6/
--------------------------------------------------------------------------------------------------------------------------------
 Stephen E. Bepler          Executive                 1984         Senior Vice President, Capital Research Company*
 Age: 59                  Vice President
--------------------------------------------------------------------------------------------------------------------------------
 Robert W.                 Senior Vice                1996         Senior Vice President and Director, Capital Research and
 Lovelace                   President                              Management Company; Director, American Funds Distributors,
 Age: 39                                                           Inc.*; President and Director, Capital Research Company*
--------------------------------------------------------------------------------------------------------------------------------
 Alwyn Heong                   Vice                   1998         Senior Vice President, Capital Research Company*
 Age: 42                    President
--------------------------------------------------------------------------------------------------------------------------------
 Hiromi Mizugaki               Vice                   1998         Vice President, Capital Research Company*
 Age: 39                    President
--------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti           Secretary                 1984         Vice President - Fund Business Management Group, Capital
 Age: 45                                                           Research and Management Company
--------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould            Treasurer                 1993         Vice President - Fund Business Management Group, Capital
 Age: 47                                                           Research and Management Company
--------------------------------------------------------------------------------------------------------------------------------
 Dayna G. Yamabe            Assistant                 1998         Vice President - Fund Business Management Group, Capital
 Age: 34                    Treasurer                              Research and Management Company
--------------------------------------------------------------------------------------------------------------------------------




                       EuroPacific Growth Fund - Page 11

* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the fund serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each trustee as a director of a public company or a registered investment company.
4 May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.
5 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
6 All of the officers listed, except Hiromi Ishikawa, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS
333 SOUTH HOPE STREET - 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION:
FUND SECRETARY.


                       EuroPacific Growth Fund - Page 12

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2001


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       WITHIN AMERICAN FUNDS
                             DOLLAR RANGE/1/ OF           FAMILY OVERSEEN
          NAME                FUND SHARES OWNED             BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Elisabeth Allison              Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Robert A. Fox                Over $100,000                Over $100,000
-------------------------------------------------------------------------------
 Alan Greenway                  $1 - $10,000            $50,001  -$100,000
-------------------------------------------------------------------------------
 Koichi Itoh                 $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 William H. Kling            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 William I. Miller/2/          Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Alessandro Ovi                     None                       None
-------------------------------------------------------------------------------
 Kirk P. Pendleton             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 INTERESTED" TRUSTEES/3/
-------------------------------------------------------------------------------
 Mark E. Denning               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Gina H. Despres                $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Thierry Vandeventer           Over $100,000               Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.
3 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED MARCH 31, 2001

No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $21,000 to Trustees who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Trustees meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Trustees.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser.


                       EuroPacific Growth Fund - Page 13

                                                      TOTAL COMPENSATION (INCLUDING
                                                          VOLUNTARILY DEFERRED
                         AGGREGATE COMPENSATION             COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY         FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)    CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND           COMPANY OR ITS AFFILIATES/2/
-------------------------------------------------------------------------------------
 Elisabeth Allison              $25,500                        $ 68,500
-------------------------------------------------------------------------------------
 Robert A. Fox                  $24,000/3/                     $150,500/3/
-------------------------------------------------------------------------------------
 Alan Greenway                  $26,000                        $102,800
-------------------------------------------------------------------------------------
 Koichi Itoh                    $25,500/3/                     $117,000/3/
-------------------------------------------------------------------------------------
 William H. Kling               $24,500/3/                     $117,000/3/
-------------------------------------------------------------------------------------
 John G. McDonald               $24,500/3/                     $249,300/3/
-------------------------------------------------------------------------------------
 William I. Miller              $21,500/3/                     $ 56,000/3/
-------------------------------------------------------------------------------------
 Alessandro Ovi                    None/4/                     $ 15,000
-------------------------------------------------------------------------------------
 Kirk Pendleton                 $26,000/3/                     $150,300/3/
-------------------------------------------------------------------------------------




1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2001 fiscal year for participating Trustees is as follows: Robert A. Fox ($256,008), Koichi Itoh ($118,340), William H. Kling ($159,640), John G.
  McDonald ($178,826), William I. Miller ($114,141), Kirk P. Pendleton ($114,168) and Donald E. Petersen ($26,093). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.
4 Alessandro Ovi was elected Trustee effective January 1, 2002 and, therefore, received no compensation from the fund during the fiscal year ended March 31, 2001.

As of January 15, 2002, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 17, 1983.


All fund operations are supervised by the fund's Board of Trustees, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


                       EuroPacific Growth Fund - Page 14

The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E and 529-F. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note, CollegeAmerica account owners are technically not shareholders of the fund and accordingly, do not have the rights of a shareholder, including the right to vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF TRUSTEES

The fund has an Audit Committee comprised of Elisabeth Allison, Alan Greenway, Koichi Itoh and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent accountants and the full Board of Trustees. There were four Audit Committee meetings held during the 2001 fiscal year.


The fund has a Contracts Committee comprised of Elisabeth Allison, Robert A. Fox, Alan Greenway, Koichi Itoh, William H. Kling, John G. McDonald, Alessandro Ovi and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. William I. Miller is also a member of the Committee and may technically be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement, principal underwriting agreement, and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. There was one Contracts Committee meeting during the 2001 fiscal year.


The fund has a Nominating Committee comprised of Alan Greenway, William H. Kling, John G. McDonald and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act.


                       EuroPacific Growth Fund - Page 15

The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The
Committee also evaluates, selects and nominates candidates for independent trustees to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. There were two Nominating Committee meetings during the 2001 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees. At its most recent meeting, the Committee considered a number of factors in recommending


                       EuroPacific Growth Fund - Page 16
renewal of the existing Agreement, including the quality of services provided to the fund, fees and expenses borne by the fund, and financial results of the Investment Adviser.


Members of the Committee discussed the quality of services provided to the fund and noted that while absolute results were negative during 2000 and the first nine months of 2001, its results versus other international funds were favorable over those periods as well as for longer periods of time. The Committee also considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to the fund.


The Committee observed the fund's expenses for the most recent fiscal year and earlier periods compared favorably to its peer group. The Committee also considered steps taken in recent years by the Investment Adviser to help control transfer agent expenses borne by the fund.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.69% on the first $500 million of the fund's average net assets, 0.59% of such assets in excess of $500 million but not exceeding $1.0 billion, 0.53% of such assets in excess of $1.0 billion but not exceeding $1.5 billion, 0.50% of such assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.48% of such assets in excess of $2.5 billion but not exceeding $4.0 billion, 0.47% of such assets in excess of $4.0 billion but not exceeding $6.5 billion, 0.46% of such assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.45% of such assets in excess of $10.5 billion but not exceeding $17 billion, 0.44% of such assets in excess of $17 billion but not exceeding $21 billion, 0.43% of such net assets in excess of $21 billion but not exceeding $27 billion, 0.425% of such net assets in excess of $27 billion but not exceeding $34 billion, 0.42% of such net assets in excess of $34 billion but not exceeding $44 billion, and 0.415% of such net assets in excess of $44 billion.


The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations)


                       EuroPacific Growth Fund - Page 17
for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.For the fiscal years ended 2001, 2000, and 1999, the Investment Adviser received from the fund advisory fees of $155,060,000, $131,596,000, and $96,690,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's Class C, F and 529 shares will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund.
 The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each respective applicable share class.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells


                       EuroPacific Growth Fund - Page 18
the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                     COMMISSIONS,        ALLOWANCE OR

                                               FISCAL YEAR/PERIOD       REVENUE          COMPENSATION
-------------------------------------------------------------------
                                                                   OR FEES RETAINED       TO DEALERS
                                                                   --------------------------------------
                   CLASS A                            2001            $ 9,936,000         $45,888,000
                                                      2000            $11,090,000         $52,981,000
                                                      1999            $ 6,399,000         $31,625,000
---------------------------------------------------------------------------------------------------------
                   CLASS B                            2001            $ 2,585,000         $15,106,000
---------------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the fund are committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of its average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of its average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of its average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of its average daily net assets


                       EuroPacific Growth Fund - Page 19
attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of its average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of its average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of March 31, 2001, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $23,686,000.


For Class B and 529-B shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.


                       EuroPacific Growth Fund - Page 20

During the 2001 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY

--------------------------        ACCRUED                  OUTSTANDING
                          ----------------------------------------------------
        CLASS A                 $85,199,000                 $4,586,000
------------------------------------------------------------------------------
        CLASS B                 $ 2,089,000                 $  273,000
------------------------------------------------------------------------------
        CLASS C                 $     3,000                 $    3,000
------------------------------------------------------------------------------
        CLASS F                 $         0                 $        0
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. Additional compensation may be paid to certain dealer firms to reimburse certain expenses associated with providing educational meetings to shareholders or prospective American Funds investors. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


                       EuroPacific Growth Fund - Page 21

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividend and capital gain distributions by 529 share classes will be automatically reinvested.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the


                       EuroPacific Growth Fund - Page 22
     stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


                       EuroPacific Growth Fund - Page 23

     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitation imposed by the Code.


Redemptions of shares, including exchanges for shares of another American Fund, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


                       EuroPacific Growth Fund - Page 24

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.


                       EuroPacific Growth Fund - Page 25

                               PURCHASE OF SHARES




        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------




The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and


                       EuroPacific Growth Fund - Page 26
profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may only be purchased by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are only offered in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):


                                                                       FUND NUMBERS
                                                          ----------------------------------------
FUND                                                      CLASS A   CLASS B   CLASS C    CLASS F
--------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  . . .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.




                       EuroPacific Growth Fund - Page 27

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409





                       EuroPacific Growth Fund - Page 28

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)


                                                                                                 DEALER
                                                                         SALES CHARGE AS       COMMISSION
                                                                        PERCENTAGE OF THE:    AS PERCENTAGE
                                                                        ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                                  NET AMOUNT  OFFERING     OFFERING
                                                                       -INVESTED-   PRICE         PRICE
----------------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                                      6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                                      5.26       5.00          4.25
$50,000 but less than $100,000. .                                        4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                                       3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                                        3.63       3.50          2.75
$250,000 but less than $500,000 .                                        2.56       2.50          2.00
$500,000 but less than $750,000 .                                        2.04       2.00          1.60
$750,000 but less than $1 million                                        1.52       1.50          1.20
$1 million or more. . . . . . . .                                        none       none   (see below)
------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC. 403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


                       EuroPacific Growth Fund - Page 29

In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(7) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration and Compliance Unit; and

(8) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A Shares" and "CDSC Waivers for Class B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:


                       EuroPacific Growth Fund - Page 30

   CONTINGENT DEFERRED SALES CHARGE ON
         SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 --------------------------------------------------------------------------
                    1                                   5.00%
                    2                                   4.00
                    3                                   4.00
                    4                                   3.00
                    5                                   2.00
                    6                                   1.00




There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B and C shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F AND CLASS 529-E SALES CHARGE - Class F and 529-E shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more.
 Commissions on investments in Class A shares are paid at the following rates:
1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a



                       EuroPacific Growth Fund - Page 31
sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.


                       EuroPacific Growth Fund - Page 32

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
      (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
      (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts. Accounts will be aggregated at the account owner level. Class 529-E accounts may only be aggregated with an eligible employer plan.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;


                       EuroPacific Growth Fund - Page 33

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described under the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).

(2) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

(3) Distributions from 403(b) plans or IRAs due to attainment of age 59-1/2, and required minimum distributions from retirement accounts upon the attainment of age 70-1/2. Such distributions may not exceed 12% of the value of the account annually.


                       EuroPacific Growth Fund - Page 34

(4)  Tax-free returns of excess contributions to IRAs.

(5) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC.

(6) For Class 529-A shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship.

CDSC WAIVERS FOR CLASS B AND C SHARES - Any CDSC on Class B and C shares may be waived in the following cases:


(1) Redemptions through systematic withdrawal plans ("SWPs") (see "Automatic Withdrawals" below) not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% SWP limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2. Such distributions may not exceed 12% of the value of the account annually.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

(4) For Class 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship.

CDSC waivers on Class A, B and C shares are allowed only in the cases listed above. For example, CDSC waivers will not be allowed for:

     .Redemptions of dividend and capital gain distributions, redemptions of appreciated shares, redemptions through SWPs, and required minimum distributions, to the extent in aggregate they exceed 12% of an account value; or

     .Redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.


                       EuroPacific Growth Fund - Page 35

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

EFFECTIVE THROUGH MAY 14, 2002

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information. An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in Class A shares at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


EFFECTIVE MAY 15, 2002

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: 1) Class A shares at net asset value; 2) Class A shares subject to the applicable initial sales charge; 3) Class B shares; 4) Class C shares; or 5) Class F shares. Plan assets invested in Class A shares with a sales charge, B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class and described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and which do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions will not be allowed to be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment


                       EuroPacific Growth Fund - Page 36
dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.


                       EuroPacific Growth Fund - Page 37

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Trustees.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares may only be sold through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     -Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     - Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.


                       EuroPacific Growth Fund - Page 38

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class B or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


                       EuroPacific Growth Fund - Page 39

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividend and capital gain distributions paid by the 529 share classes will automatically be reinvested.



If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:



(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being


                       EuroPacific Growth Fund - Page 40
purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, except the 529 classes of shares, you may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments,


                       EuroPacific Growth Fund - Page 41
purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Declaration of Trust permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                       EuroPacific Growth Fund - Page 42

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions for the fiscal years ended 2001, 2000 and 1999, amounted to $49,181,000, $31,649,000, and $24,925,000, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $27,640,000 for Class A shares and $207,000 for Class B shares for the 2001 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Trustees.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on March 31. Shareholders are provided updated prospectuses annually and at least


                       EuroPacific Growth Fund - Page 43
semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The unaudited financial statements including the investment portfolio for the six months ended September 30, 2001 and the financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report for the fiscal year ended March 31, 2001 are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

 MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- SEPTEMBER 30, 2001

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $25.15
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $26.68



                       EuroPacific Growth Fund - Page 44

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 1.27% based on a 30-day (or one month) period ended September 30, 2001, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:      a  = dividends and interest earned during the period.

             b   =
                    expenses accrued for the period (net of reimbursements).

             c   =
                    the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =
                    the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended September 30, 2001 were -30.38%, 5.55%, and 9.20%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended September 30, 2001 were -26.14%, 6.81%, and 9.85%, respectively.



The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, and F shares, as well as the 529 share classes.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks


                       EuroPacific Growth Fund - Page 45
and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      ---------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
-------------------------------------------------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
---------------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


                       EuroPacific Growth Fund - Page 46

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                       EuroPacific Growth Fund - Page 47

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S&P rates the long-term debt securities of various entities in categories
---
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA
"An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A
"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."


                       EuroPacific Growth Fund - Page 48

CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."


                       EuroPacific Growth Fund - Page 49

Europacific Growth Fund
[illustration of a globe]
Investment Portfolio,
September 30, 2001 (Unaudited)


[begin pie chart]
INDUSTRY DIVERSIFICATION
Percent of Net Assets

12.91%  Pharmaceuticals
 9.43%  Banks
 6.58%  Media
 5.81%  Oil & Gas
 4.33%  Food Products
43.70%  Other Industries
17.24%  Cash & Equivalents
[end pie chart]


LARGEST INDIVIDUAL EQUITY HOLDINGS
Percent of Net Assets

4.49% AstraZeneca
2.20  Elan
1.76  ING Groep
1.63  Nestle
1.63  Vodafone Group
1.55  Royal Dutch Petroleum/"Shell" Transport and Trading
1.46  Aventis
1.38  Bank of Novia Scotia
1.35  Petroleo Brasileiro SA - Petrobras
1.30  Taiwan Semiconductor Manufacturing


                                                                                          Shares or        Market
                                                                                          Principal         Value
Equity Securities (common and preferred stock                                                Amount    (Millions)
 and convertible debentures)
PHARMACEUTICALS  -  12.91%
AstraZeneca PLC (United Kingdom)                                                   25,093,285           $1,151.936
Elan Corp., PLC (ADR) (Ireland) (1)                                                11,650,800              564.481
Aventis (France)                                                                    4,955,000              375.893
Novartis AG (Switzerland)                                                           6,094,000              238.117
Shionogi & Co., Ltd. (Japan)                                                       10,124,000              190.361
Chugai Pharmaceutical Co., Ltd. (Japan)                                            12,176,000              189.391
Sanofi-Synthelabo (France)                                                          2,465,000              160.509
Novo Nordisk A/S, Class B (Denmark)                                                 2,925,000              121.448
UCB NV (Belgium)                                                                    2,933,536              118.351
H. Lundbeck A/S (Denmark) (1)                                                       4,367,022              101.626
GlaxoSmithKline PLC (United Kingdom)                                                2,000,000               56.471
Shire Pharmaceuticals Group PLC                                                     3,314,434               44.843
 (United Kingdom) (1)
Shire Pharmaceuticals Group PLC (ADR) (1)                                              63,000                2.539


BANKS  -  9.43%
Bank of Nova Scotia (Canada)                                                       12,098,200              355.383
HBOS PLC (formerly Bank of Scotland)                                               20,732,119              223.787
 (United Kingdom)
ABN AMRO Holding NV (Netherlands)                                                  12,887,013              212.543
Westpac Banking Corp. (Australia)                                                  25,283,654              165.490
Lloyds TSB Group PLC (United Kingdom)                                              17,203,700              164.448
Royal Bank of Canada (Canada)                                                       4,005,400              122.148
HSBC Holdings PLC (United Kingdom)                                                 11,621,121              121.950
Credit Suisse Group (Switzerland) (1)                                               3,368,853              117.494
Sumitomo Mitsui Banking Corp. Inc. (formerly                                       16,258,849              116.554
 Sakura Bank, Ltd.) (Japan)
Bank of Montreal (Canada)                                                           3,962,935               98.615
Svenska Handelsbanken Group, Class A (Sweden)                                       7,430,000               96.271
Allied Irish Banks, PLC (Ireland)                                                  10,030,000               90.156
Hang Seng Bank Ltd. (Hong Kong)                                                     8,605,100               89.096
Mizuho Holdings, Inc. (Japan)                                                          19,173               74.033
Australia and New Zealand Banking Group Ltd.                                        8,776,104               69.069
 (Australia)
UFJ Holdings, Inc. (formerly Tokai Bank, Ltd.)                                          7,750               38.513
 (Japan) (1)
UFJ International Finance (Bermuda) Trust 0.53%                                 3,000,000,000               24.175
 convertible preferred 2014 (1)
DBS Group Holdings Ltd. (Singapore)                                                10,326,550               56.424
Bangkok Bank PCL (Thailand) (1)                                                    56,267,800               51.395
Unibanco-Uniao de Bancos Brasileiros SA, units                                      3,200,000               46.400
 (GDR) (Brazil)
Societe Generale (France)                                                             694,900               34.680
Deutsche Bank AG (Germany)                                                            500,000               27.253
Asahi Bank, Ltd. (Japan)                                                           13,343,000               14.896
National Australia Bank Ltd. (Australia)                                              909,500               11.494


MEDIA  -  6.58%
Vivendi Universal (France)                                                          6,591,942              305.267
Vivendi Universal (ADR)                                                               320,000               14.832
News Corp. Ltd. (ADR) (Australia)                                                   4,040,300               97.371
News Corp. Ltd., preferred                                                         10,308,648               55.339
News Corp. Ltd.                                                                     7,049,222               43.050
News Corp. Ltd., preferred (ADR)                                                      745,100               15.863
Granada PLC (United Kingdom)                                                      106,232,935              145.291
KirchMedia GmbH & Co. KGaA, non-voting                                              3,430,000              136.956
 (Germany) (2) (3)
Grupo Televisa, SA, ordinary participation                                          3,694,400              106.029
 certificates (ADR) (Mexico) (1)
Pearson PLC (United Kingdom)                                                        7,117,272               76.302
Nippon Television Network Corp. (Japan)                                               300,790               69.030
KirchPayTV GmbH & Co. KGaA, non-voting                                              2,158,091               64.198
 (Germany) (1) (2) (3)
WPP Group PLC (United Kingdom)                                                      7,500,000               54.596
Fuji Television Network, Inc. (Japan)                                                  10,760               53.651
Mediaset SpA (Italy)                                                                4,454,200               25.227
Mediaset SpA (2)                                                                    4,138,700               23.440
Shaw Communications Inc., Class B (Canada)                                          2,000,000               40.535
Telewest Communications PLC (United Kingdom) (1)                                   79,400,000               35.030
British Sky Broadcasting Group PLC                                                  4,000,000               34.736
 (United Kingdom) (1)
RTL Group SA (Luxembourg)                                                           1,161,507               31.734
Arnoldo Mondadori Editore SpA (Italy)                                               5,450,200               27.577
Publishing & Broadcasting Ltd. (Australia)                                          5,903,800               25.209
Daily Mail and General Trust PLC, Class A                                           2,969,700               25.112
 (United Kingdom)
Societe Europeenne des Satellites SA,                                                 200,000               23.314
 Class A (Luxembourg)
Modern Times Group MTG AB, Class B                                                    211,822               17.583
 (ADR) (Sweden) (1)
Modern Times Group MTG AB, Class B (1)                                                302,260                5.401
Havas Advertising (France)                                                          3,600,000               21.966
Reuters Group PLC (United Kingdom)                                                  2,368,982               20.868
Independent News & Media PLC (Ireland)                                             13,706,431               20.471
Publicis Groepe S.A. (France)                                                       1,200,000               20.218
Thomson Corp. (Canada)                                                                650,000               18.628
EMI Group PLC (United Kingdom)                                                      3,400,000               11.850
United News & Media PLC 6.125% convertible                                  (Pounds)7,400,000         10.558
 debentures 2003 (United Kingdom)
Lagardere Groupe SCA (France)                                                         248,500                7.830
United Pan-Europe Communications NV                                                12,443,500                4.080
 (Netherlands) (1)


OIL & GAS  -  5.81%
Royal Dutch Petroleum Co. (New York                                                 3,550,000              178.387
 registered) (Netherlands)
Royal Dutch Petroleum Co.                                                           1,000,000               50.289
"Shell" Transport and Trading Co., PLC                                             11,877,200               89.080
 (United Kingdom)
"Shell" Transport and Trading Co., PLC                                              1,778,800               78.979
 (New York registered)
Petroleo Brasileiro SA - Petrobras, ordinary                                       17,542,300              346.460
 nominative (ADR) (Brazil)
TOTAL FINA ELF SA, Class B (France)                                                 1,093,378              146.872
TOTAL FINA ELF SA, Class B (ADR)                                                      828,807               55.986
TOTAL FINA ELF SA (1)                                                                 180,000                 .002
ENI SpA (Italy)                                                                    14,250,000              176.260
Sasol Ltd. (South Africa)                                                          16,794,100              137.134
LUKOIL (ADR) (Russia)                                                               2,317,600               86.678
Petro-Canada (Canada)                                                               2,960,000               73.058
Suncor Energy Inc. (Canada)                                                         1,503,112               41.888
China Petroleum & Chemical Corp. (China)                                          215,312,000               30.092


FOOD PRODUCTS  -  4.33%
Nestle SA (Switzerland)                                                             1,965,000              418.472
Unilever PLC (United Kingdom)                                                      34,152,700              259.412
Groupe Danone (France)                                                              1,931,900              251.592
Orkla AS (Norway) (4)                                                              11,024,000              175.187
Unilever NV (Netherlands)                                                             150,000                8.114


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  3.54%
Taiwan Semiconductor Manufacturing Co. Ltd.                                       245,446,824              332.628
 (Taiwan) (1)
Samsung Electronics Co., Ltd. (South Korea)                                         2,564,090              276.345
Rohm Co., Ltd. (Japan)                                                              2,167,000              211.006
Arm Holdings PLC (United Kingdom) (1)                                              13,000,000               44.783
ASML Holding NV (formerly ASM Lithography                                           3,500,000               39.073
 Holding NV) (Netherlands) (1)
Nikon Corp. (Japan)                                                                   832,000                5.832


WIRELESS TELECOMMUNICATION SERVICES  -  3.40%
Vodafone Group PLC (United Kingdom)                                               189,662,891              418.377
China Unicom Ltd. (China) (1)                                                     166,544,400              179.379
NTT DoCoMo, Inc. (Japan)                                                                9,905              133.863
KDDI Corp. (formerly DDI Corp.) (Japan)                                                40,533              110.919
China Mobile (Hong Kong) Ltd. (China) (1)                                           9,000,000               28.619
Turkcell Iletisim Hizmetleri AS (Turkey) (1)                                      471,417,399                1.221


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.83%
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                      72,023,600              227.817
Hon Hai Precision Industry Co. Ltd. 0%                                            $14,510,000               14.401
 convertible debentures 2005 (2)
Murata Manufacturing Co., Ltd. (Japan)                                              2,010,000              115.238
Hoya Corp. (Japan)                                                                  1,624,000               84.519
EPCOS AG (Germany)                                                                  2,230,000               73.111
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                   3,730,000               71.355
Hirose Electric Co., Ltd. (Japan)                                                     840,000               52.883
Hitachi, Ltd. (Japan)                                                               7,270,000               48.393
Flextronics International Ltd. (Singapore) (1)                                      1,340,000               22.164
Nippon Electric Glass Co., Ltd. (Japan)                                             1,590,000               15.682


DIVERSIFIED FINANCIALS  -  2.62%
ING Groep NV (Netherlands)                                                         15,736,468              421.767
ING Groep NV, Class B, warrants, expire 2008 (1)                                    1,730,000               31.715
STB Cayman Capital, Ltd. 0.50% convertible                                    yen B3075,925,000,000         72.828
 debentures 2007 (Japan)
ORIX Corp. (Japan)                                                                    664,400               55.492
ORIX Corp. (ADR)                                                                      189,600                7.849
Wharf (Holdings) Ltd. (Hong Kong)                                                  20,000,000               33.209
Ayala Corp. (Philippines)                                                         242,394,400               26.013
First Pacific Co. Ltd. (Hong Kong)                                                109,500,000               13.198
Shohkoh Fund & Co., Ltd. (Japan)                                                      117,360               11.822


DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.44%
Telefonos de Mexico, SA de CV, Class L                                              7,049,000              227.612
 (ADR) (Mexico)
Telefonos de Mexico, SA de CV, Class L                                             19,225,000               31.118
Hellenic Telecommunications Organization SA                                         9,750,000              157.874
 (Greece)
TDC A/S (formerly Tele Danmark AS) (Denmark)                                        1,420,000               49.742
TDC A/S (ADR)                                                                       1,504,692               26.212
Philippine Long Distance Telephone Co.                                              4,286,764               40.510
 (ADR) (Philippines)
Videsh Sanchar Nigam Ltd. (ADR) (India)                                             2,763,338               26.196
Videsh Sanchar Nigam Ltd.                                                           1,350,000                5.980
JAPAN TELECOM Co., LTD. (Japan)                                                         7,250               22.578
Cia. de Telecomunicaciones de Chile SA                                              2,034,673               20.042
 (ADR) (Chile) (1)
BCE Inc. (Canada)                                                                     593,306               12.953
Korea Telecom Corp. (ADR) (South Korea)                                               294,500                5.386


INSURANCE  -  2.20%
Yasuda Fire and Marine Insurance Co., Ltd. (Japan)                                 15,999,000              107.439
Mitsui Marine and Fire Insurance Co., Ltd. (Japan)                                 15,111,000               84.859
Munchener Ruckversicherungs-Gesellschaft (Germany)                                    240,000               62.292
PartnerRe Holdings Ltd. (Singapore)                                                 1,314,200               61.899
AEGON NV (Netherlands)                                                              2,255,513               58.994
Nichido Fire and Marine Insurance Co., Ltd. (Japan)                                 6,845,000               42.691
Sumitomo Marine & Fire Insurance Co.,                                               6,500,000               39.787
 Ltd. (Japan) (3)
NIPPONKOA Insurance Co., Ltd. (formerly Nippon                                     10,217,000               38.508
 Fire and Marine Insurance Co., Ltd.) (Japan)
Manulife Financial Corp., when-issued (Canada)                                      1,420,000               37.218
Royal & Sun Alliance Insurance Group PLC                                            3,923,056               19.644
(United Kingdom)
Zurich Financial Services (Switzerland)                                                55,000               11.221


PAPER & FOREST PRODUCTS  -  2.17%
UPM-Kymmene Corp. (Finland)                                                         7,730,800              220.366
Stora Enso Oyj, Class R (Finland)                                                  14,648,443              163.419
Sappi Ltd. (South Africa)                                                          10,861,000               93.507
Abitibi-Consolidated Inc. (Canada)                                                 12,500,000               79.090


HOUSEHOLD DURABLES  -  1.97%
Nintendo Co., Ltd. (Japan)                                                          2,050,100              294.445
Sony Corp. (Japan)                                                                  4,004,300              147.560
Sekisui House, Ltd. (Japan)                                                         5,820,000               46.167
Daiwa House Industry Co., Ltd. (Japan)                                              2,560,000               18.696


AUTOMOBILES  -  1.71%
Honda Motor Co., Ltd. (Japan)                                                       6,510,000              211.481
Suzuki Motor Corp. (Japan)                                                         19,015,000              184.356
DaimlerChrysler AG (Germany)                                                        1,000,000               29.689
Volkswagon AG (Germany)                                                               400,000               13.952


BEVERAGES  -  1.63%
Foster's Group Ltd. (formerly Foster's Brewing                                     66,831,558              164.244
 Group Ltd.) (Australia)
Heineken NV (Netherlands)                                                           2,343,750               88.836
Ito En, Ltd. (Japan)                                                                1,165,000               57.600
Lion Nathan Ltd. (Australia)                                                       16,703,000               40.001
Diageo PLC (United Kingdom)                                                         3,300,000               34.675
Coca-Cola HBC SA (Greece)                                                           2,591,964               32.386


COMMERCIAL SERVICES & SUPPLIES  -  1.61%
Brambles Industries PLC (United Kingdom) (1)                                       31,700,000              149.877
Brambles Industries Ltd. (Australia)                                               16,329,089               82.512
Hays PLC (United Kingdom)                                                          23,590,000               53.078
Securitas AB, Class B (Sweden)                                                      3,108,000               50.011
Adecco SA (Switzerland)                                                               920,000               31.291
Buhrmann NV (Netherlands)                                                           5,072,515               29.981
Rentokil Initial PLC (United Kingdom)                                               5,000,000               18.088


INDUSTRIAL CONGLOMERATES  -  1.58%
Norsk Hydro AS (Norway)                                                             5,360,000              196.635
Norsk Hydro AS (ADR)                                                                  500,000               18.200
Siemens AG (Germany)                                                                3,150,000              118.764
Smiths Group PLC (United Kingdom)                                                   4,707,142               45.549
Hutchison Whampoa Ltd. (Hong Kong)                                                  3,558,500               26.464


METALS & MINING  -  1.44%
Pohang Iron & Steel Co., Ltd. (South Korea)                                         2,370,000              147.236
BHP Billiton PLC (formerly Billiton PLC)                                           16,618,800               68.370
 (United Kingdom)
BHP Billiton Ltd. (formerly BHP Ltd.) (Australia)                                   1,180,000                4.986
Cia. Vale do Rio Doce, preferred nominative (Brazil)                                2,926,000               57.819
WMC Ltd. (Australia)                                                               10,248,600               39.875
Anglo American PLC (United Kingdom)                                                 2,720,391               32.415
Anglo American Platinum Corp. Ltd. (South Africa)                                     575,000               19.138


ELECTRIC UTILITIES  -  1.34%
National Grid Group PLC (United Kingdom)                                           18,416,000              116.455
Scottish Power PLC (United Kingdom)                                                17,575,000              105.709
PowerGen PLC (United Kingdom)                                                       7,261,943               78.067
Korea Deposit Insurance Corp. 2.25% convertible                                   $35,300,000               38.653
 debentures 2005 (South Korea) (2)
Manila Electric Co., Class A (GDR)                                                  3,732,000                6.554
 (Philippines) (1) (2) (3)


SPECIALTY RETAIL  -  1.32%
INDITEX SA (Spain) (1)                                                             10,852,887              182.849
Dixons Group PLC (United Kingdom)                                                  57,723,861              156.407


COMMUNICATIONS EQUIPMENT  -  1.14%
Nokia Corp., Class A (Finland)                                                      7,680,000              125.545
Nokia Corp., Class A (ADR)                                                          2,400,000               37.560
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                                  23,811,900               85.988
Telefonaktiebolaget LM Ericsson, Class B (ADR)                                     10,110,000               35.284
ECI Telecom Ltd. (Israel)                                                           2,935,000                7.337


REAL ESTATE  -  1.01%
Hongkong Land Holdings Ltd. (Hong Kong)                                            34,363,300               54.981
Sun Hung Kai Properties Ltd. (Hong Kong)                                            8,150,000               51.937
Cheung Kong (Holdings) Ltd. (Hong Kong)                                             5,500,000               42.842
Mitsui Fudosan Co., Ltd. (Japan)                                                    3,500,000               39.956
Land Securities PLC (United Kingdom)                                                1,760,408               21.526
Security Capital European Realty                                                    1,125,000               20.700
 (Luxembourg) (1) (2) (3)
Mitsubishi Estate Co., Ltd. (Japan)                                                 1,700,000               16.867
Ayala Land, Inc. (Philippines)                                                    118,937,800                9.980


FOOD & DRUG RETAILING  -  0.99%
Koninklijke Ahold NV (Netherlands)                                                  4,136,188              114.888
Woolworths Ltd. (Australia)                                                        12,977,876               75.741
Seven-Eleven Japan Co., Ltd. (Japan)                                                  900,000               36.414
Carrefour SA (France)                                                                 447,800               21.573
Safeway PLC (United Kingdom)                                                        1,398,700                6.582


BUILDING PRODUCTS  -  0.80%
Asahi Glass Co., Ltd. (Japan)                                                      20,694,000              110.653
TOSTEM CORP. (Japan)                                                                5,787,000               81.610
Nippon Sheet Glass Co., Ltd. (Japan)                                                3,296,000               12.395


MACHINERY  -  0.66%
Mitsubishi Heavy Industries, Ltd. (Japan)                                          27,300,000               94.644
Metso Oyj (Finland)                                                                 5,000,000               40.344
Sandvik AB (Sweden)                                                                 1,800,000               32.500


OFFICE ELECTRONICS  -  0.59%
Canon Inc. (Japan)                                                                  5,570,000              152.891


ELECTRICAL EQUIPMENT  -  0.55%
Johnson Electric Holdings Ltd. (Hong Kong)                                         81,622,500               74.307
Matsushita Electric Works, Ltd. (Japan)                                             3,655,000               29.423
Nitto Denko Corp. (Japan)                                                           1,880,000               28.090
Elektrim SA 3.75% convertible debentures                                            Euro 10,600,000          9.991
 2004 (Poland)



OTHER INDUSTRIES  -  4.35%
GKN PLC (United Kingdom)                                                           30,428,567              122.834
Bombardier Inc., Class B (Canada)                                                  10,594,800               77.839
Kingfisher PLC (United Kingdom)                                                    16,475,800               75.111
Compass Group PLC (United Kingdom)                                                  8,131,090               56.739
L'Air Liquide (France)                                                                399,814               56.073
British Airways PLC (United Kingdom)                                               19,747,140               52.272
Gallaher Group PLC (United Kingdom)                                                 7,327,236               48.274
TPG NV (formerly TNT Post Groep NV) (Netherlands)                                   2,507,541               47.933
Swedish Match AB (Sweden)                                                           9,257,599               47.201
Wal-Mart de Mexico, SA de CV, Class V (Mexico)                                     16,787,918               35.159
Wal-Mart de Mexico, SA de CV, Class C                                               6,037,600               11.469
United Utilities PLC (United Kingdom)                                               4,978,414               46.344
BOC Group PLC (United Kingdom)                                                      3,000,000               41.361
Essilor (France)                                                                    1,405,000               39.089
P&O Princess Cruises PLC (United Kingdom)                                          11,500,000               37.925
ALTRAN Technologies (France)                                                          900,000               37.170
Infosys Technologies Ltd. (India)                                                     705,000               34.912
Mitsui & Co., Ltd. (Japan)                                                          5,600,000               31.777
Cemex, SA de CV, ordinary participation certificates,                               1,500,000               30.810
 units (ADR) (Mexico)
Cemex, SA de CV, warrants, expire 2002 (1)                                            262,457                 .354
Holcim Ltd. (formerly "Holderbank" Financiere                                         119,830               22.487
 Glaris Ltd.) (Switzerland)
Hindustan Lever Ltd. (India)                                                        5,060,429               22.020
Nippon COMSYS Corp. (Japan)                                                         1,730,000               21.638
Smurfit Group (Ireland)                                                            12,277,800               21.021
Airtours PLC (United Kingdom)                                                       8,451,448               19.979
BAE SYSTEMS PLC (United Kingdom)                                                    4,056,932               19.748
Deutsche Lufthansa AG (Germany)                                                     1,900,000               18.168
Finmeccanica SpA (Italy) (1)                                                       22,000,000               14.502
LVMH Moet Hennessy Louis Vuitton (France)                                             338,500               10.759
Dassault Systemes SA (France)                                                         246,927                7.522
Wanadoo (France) (1)                                                                1,800,000                6.770
Baltimore Technologies PLC (United Kingdom) (1)                                     3,775,100                 .944
Lernout & Hauspie Speech Products NV (Belgium) (1)                                    260,000                 .017
I.T.C. Ltd. (India)                                                                       372                 .005
TI Automotive Ltd., Class A (United                                                 3,197,300                 .000
 Kingdom) (1) (3)


MISCELLANEOUS  -  1.81%
Other equity securities in initial period                                                                  465.145
 of acquisition


TOTAL EQUITY SECURITIES (cost: $21.541.491 million)                                                     21,252.946






                                                                                          Principal
                                                                                             Amount
Short-Term Securities                                                                    (Millions)

Federal Agency Discount Notes  -  10.24%
Fannie Mae 2.20%-4.20% due 10/2/2001-2/26/2002                                 $    1,139.876            1,134.934
Federal Home Loan Banks 2.36%-6.085%                                                  826.358              873.965
 due 10/3/2001-1/31/2002
Freddie Mac 2.30%-4.07% due 10/9-12/28/2001                                           416.816              415.358
Sallie Mae 2.609%-2.799% due 11/15/2001                                               100.000               99.991
-1/17/2002 (5)
Federal Farm Credit Bank 3.35%-3.60% due                                               53.969               53.802
 10/16-12/19/2001
International Bank for Reconstruction and                                              50.000               49.780
 Development 3.37% due 11/16/2001


Corporate Short-Term Notes  -  4.12%
AB Spintab 3.40%-3.50% due 11/8-12/11/2001                                            110.800              110.301
Westpac Captial Corp. 3.44% due 11/9/2001                                              34.000               33.870
Westpac Trust Securities NZ Ltd. 3.50%-3.68%                                           70.000               69.771
 due 10/9-11/20/2001
Royal Bank of Canada 3.50%-3.625% due                                                  76.500               76.437
 10/5-10/10/2001
Abbey National North America 3.44% due 11/13/2001                                      75.000               74.684
KfW International Finance Inc. 3.42%-3.53%                                             71.500               71.323
 due 10/15-11/13/2001
Den Danske Corp. Inc. 2.58%-3.63% due 10/10-11/14/2001                                 69.700               69.551
BMW US Capital Corp. 2.50%-3.46% due 10/1-11/29/2001                                   50.000               49.889
CBA (Delaware) Finance Inc. 3.43%-3.56%                                                50.000               49.814
 due 10/26-11/20/2001
Svenska Handelsbanken Inc. 3.51%-3.52%                                                 48.810               48.692
 due 10/2-12/3/2001
American Honda Finance Corp. 3.51%-3.54%                                               47.400               47.304
 due 10/16-10/26/2001
Canadian Imperial Holdings Inc. 2.50% due 10/22/2001                                   40.000               39.939
J.P. Morgan Chase & Co. 3.44% due 10/22-11/14/2001                                     38.500               38.363
Minnesota Mining & Manufacturing Co. 3.68%                                             37.000               36.913
 due 10/23/2001
General Electric Capital Corp. 3.38% due 11/5/2001                                     36.500               36.376
American Express Credit Corp. 3.02% due 10/15/2001                                     34.500               34.457
Deutsche Bank Financial Inc. 3.40% due 12/5/2001                                       25.300               25.183
Societe Generale North America Inc. 3.68%                                              25.000               24.997
 due 10/1/2001
Reseau Ferre de France 3.78% due 10/9/2001                                             25.000               24.976
Export Development Corp. 3.60% due 10/11/2001                                          25.000               24.972
HVB Finance (Delaware) Inc. 3.83% due 11/14/2001                                       25.000               24.879
BNP Paribas 3.50% due 10/1/2001                                                        23.100               23.098
Canadian Wheat Board 3.62% due 10/9/2001                                               16.000               15.985
Provice of British Columbia 3.89% due 10/31/2001                                        6.600                6.578


U.S. Treasuries  -  1.62%
U.S. Treasury Bills 2.31%-3.543% due                                                  419.400              417.590
 10/4/2001-2/14/2002


Certificates of Deposit  -  0.88%
Lloyds Bank PLC 3.555%-3.60% due 10/29-11/5/2001                                       75.000               75.002
Barclays Bank PLC 3.83%-4.02% due 11/19-12/7/2001                                      55.000               55.075
UBS AG 3.80% due 12/10/2001                                                            50.000               50.125
Toronto-Dominion Bank 3.60% due 10/2/2001                                              24.500               24.500
Rabobank Nederland NV 3.52% due 10/2/2001                                              22.000               22.000


Non-U.S. Currency  -  0.04%
New Taiwanese Dollar                                                                     NT$330.420          9.589



TOTAL SHORT-TERM SECURITIES: (cost:                                                                      4,340.063
 $4,338.649 million)


TOTAL INVESTMENT SECURITIES: (cost:                                                                     25,593.009
 $25,880.140 million)
Excess of cash and receivables over payables                                                                87.372

NET ASSETS                                                                                             $25,680.381

(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
    resale may be limited to qualified institutional buyers; resale to public may require registration.
(3) Valued under procedures established by the Board of Trustees.
(4) The Fund owns 5.03% of the outstanding voting securities of Orkla AS, and thus is considered an affiliate as defined under the Investment
    Company Act of 1940.
(5) Coupon rate may change periodically.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements


EuroPacific Growth Fund
[illustration of a globe]
Financial Statements

Statement of Assets and Liabilities                                               Unaudited
at September 30, 2001                                          (dollars in        millions)
Assets:
Investment securities at market
 (cost: $25,880.140)                                                            $25,593.009
Cash                                                                                   .027
Receivables for -
 Sales of investments                                             $112.608
 Sales of fund's shares                                             83.107
 Forward currency contracts - net                                   44.442
 Dividends and interest                                             82.997
 Other                                                                .554          323.708
                                                                                 25,916.744
Liabilities:
Payables for -
 Purchases of investments                                          156.198
 Repurchases of fund's shares                                       59.280
 Management services                                                10.035
 Other expenses                                                     10.850          236.363
Net assets at September 30, 2001                                                $25,680.381

 Shares of beneficial interest issued
   and outstanding - unlimited shares
 authorized
 Class A shares:                                                                $25,023.847
  Net assets                                                                    994,494,700
  Shares outstanding                                                                 $25.16
  Net asset value per share
 Class B shares:                                                                   $337.432
  Net assets                                                                     13,535,453
  Shares outstanding                                                                 $24.93
  Net asset value per share
 Class C shares:                                                                    $75.445
  Net assets                                                                      3,031,445
  Shares outstanding                                                                 $24.89
  Net asset value per share
 Class F shares:                                                                   $243.657
  Net assets                                                                      9,690,317
  Shares outstanding                                                                 $25.14
  Net asset value per share



Statement of Operations                                                           Unaudited
for the six months ended September 30, 2001                    (dollars in        millions)
Investment income:
Income:
 Interest                                                         $251.082
 Dividends                                                         113.784         $364.866

Expenses:
 Management services fee                                            67.614
 Distribution expenses - Class A                                    36.277
 Distribution expenses - Class B                                     1.801
 Distribution expenses - Class C                                      .245
 Distribution expenses - Class F                                      .164
 Transfer agent fee - Class A                                       15.859
 Transfer agent fee - Class B                                         .228
 Administrative services fees - Class C                               .100
 Administrative services fees - Class F                               .147
 Reports to shareholders                                              .687
 Registration statement and prospectus                               1.671
 Postage, stationery and supplies                                    2.285
 Trustees' fees                                                       .036
 Auditing and legal fees                                              .106
 Custodian fee                                                       5.336
 Other expenses                                                       .023          132.579
Net investment income                                                               232.287

Realized loss and unrealized
 depreciation on investments:
Net realized loss                                                                  (985.077)
Net unrealized depreciation on:
 Investments                                                    (2,902.030)
 Open forward currency contracts                                    (7.492)
  Net unrealized depreciation                                                    (2,909.522)
 Net realized loss and
  unrealized depreciation
  on investments                                                                 (3,894.599)
Net decrease in net assets resulting
 from operations                                                                 (3,662.312)









Statement of Changes in Net Assets                             (dollars in        millions)

                                                                Six months
                                                                     ended       Year ended
                                                             September 30,        March 31,
                                                                     2001*              2001
Operations:
Net investment income                                             $232.287         $647.689
Net realized (loss) gain on investments                           (985.077)         654.733
Net unrealized depreciation
 on investments                                                 (2,909.522)     (12,554.700)
 Net decrease in net assets
  resulting from operations                                     (3,662.312)     (11,252.278)
Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
 Class A                                                                 -         (190.462)
 Class B                                                                 -            (.967)
Distributions from net realized gain
 on investments:
 Class A                                                                 -       (3,371.953)
 Class B                                                                 -          (25.926)
  Total dividends and distributions                                      -       (3,589.308)

Capital share transactions:
Proceeds from shares sold                                        4,854.672       12,598.884
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain                                      -        3,441.231
 on investments
Cost of shares repurchased                                      (4,813.103)     (10,764.603)
 Net increase in net assets resulting
  from capital share transactions                                   41.569        5,275.512
Total decrease in net assets                                    (3,620.743)      (9,566.074)

Net assets:
Beginning of period                                             29,301.124       38,867.198
End of period (including
 undistributed
 net investment income: $598.659
and $366.372, respectively)                                    $25,680.381      $29,301.124

*Unaudited.

See notes to financial statements

[illustration of a globe]
Notes to Financial Statements                         (Unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing in the securities of companies based outside the United States.

The fund offers four classes of shares as described below:

 Class A shares are sold with an initial sales charge of up to 5.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Trustees. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contracts are recorded in the Statement of Assets and Liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities' values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the Statement of Assets and Liabilities.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.


2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended September 30, 2001, non-U.S. taxes paid were $36,338,000. Realized gain of the fund derived in certain countries is subject to certain non-U.S. taxes. In addition, the fund also provides for non-U.S. taxes on unrealized gain in these countries.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $9,079,000 for the six months ended September 30, 2001.


3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of September 30, 2001, the cost of investment securities, excluding forward currency contracts, for federal income tax reporting purposes was $25,908,555,000. Net unrealized depreciation on investments, excluding forward currency contracts, aggregated $315,546,000; $3,389,474,000 related to appreciated securities and $3,705,020,000 related to depreciated securities. For the six months ended September 30, 2001, the fund realized tax basis net capital losses of $958,094,000. In addition, the fund has recognized, for tax purposes, net capital losses totaling $765,029,000 which were realized during the period November 1, 2000 through March 31, 2001. Net losses related to non-U.S. currency transactions of $14,882,000 are treated as an adjustment to ordinary income for federal income tax purposes. Other capital losses of $12,101,000 were deferred for federal income tax purposes.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $67,614,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.690% per annum of the first $500 million of daily net assets decreasing to 0.415% of such assets in excess of $44 billion. For the six months ended September 30, 2001, the management services fee was equivalent to an annualized rate of 0.456% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.25% annual expense limit for Class A shares is not exceeded. For the six months ended September 30, 2001, aggregate distribution expenses were limited to $36,277,000, equivalent to an annualized rate of 0.25% of average daily net assets attributable to Class A shares. As of September 30, 2001, unreimbursed expenses which remain subject to reimbursement totaled $24,315,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended September 30, 2001, aggregate distribution expenses were $1,801,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Trustees has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the six months ended September 30, 2001, aggregate distribution expenses were $245,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Trustees has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the six months ended September 30, 2001, aggregate distribution expenses were $164,000, equivalent to an annualized rate of 0.25% of average daily net assets attributable to Class F shares.

As of September 30, 2001, aggregate distribution expenses payable to AFD for all share classes were $5,231,000.

AFD received $3,520,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the six months ended September 30, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $16,087,000 was incurred during the six months ended September 30, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of September 30, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $2,735,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the six months ended September 30, 2001, total fees under the agreement were $247,000. As of September 30, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $62,000.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of September 30, 2001, the cumulative amount of these liabilities was $1,013,000. Trustees' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED OFFICERS AND TRUSTEES - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,751,816,000 and $3,347,076,000, respectively, during the six months ended September 30, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended September 30, 2001, the custodian fee of $5,336,000 includes $56,000 that was paid by these credits rather than in cash.

As of September 30, 2001, net assets consisted of the following:

                                                                       (dollars in millions)
Capital paid in on shares of beneficial interest                                 $27,074.181
Undistributed net investment income                                                  598.659
Accumulated net realized loss                                                     (1,750.106)
Net unrealized depreciation                                                         (242.353)
Net assets                                                                       $25,680.381


At September 30, 2001, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

Non-U.S. Currency                                                               U.S.
Sales Contract                            Contract  Amount                 Valuations  at 9/30/2001
                                      -------------    -------------    -------------    -------------
                                                                                            Unrealized
                                           Non-U.S.             U.S.                      Appreciation
                                             Amount           Amount           Amount           Amount
                                         (millions)       (millions)       (millions)       (millions)
--------------------------            -------------    -------------    -------------    -------------
Japanese Yen
 expiring 11/08/2001
                                     Yen 30,354.750         $300.000         $255.558          $44.442


Capital share transactions in the fund were as follows:

                                                                  Six months                              Year
                                                                       ended                              ended
                                                               September 30,                         March 31,
                                                                         2001                               2001
                                                                      Amount                             Amount
                                                                  (millions)            Shares       (millions)            Shares
Class A Shares:
  Sold                                                           $ 4,302.958       149,087,786      $12,195.797       334,651,773
  Reinvestment of dividends and distributions                            -                 -          3,415.248       102,002,497
  Repurchased                                                     (4,677.137)     (163,056,643)     (10,739.888)     (298,872,510)
   Net (decrease) increase in Class A                               (374.179)      (13,968,857)       4,871.157       137,781,760
Class B Shares:
  Sold                                                                89.088         3,093,729          385.137        10,517,133
  Reinvestment of dividends and distributions                            -                 -             25.983           779,574
  Repurchased                                                        (21.687)         (779,503)         (24.132)         (745,735)
   Net increase in Class B                                            67.401         2,314,226          386.988        10,550,972
Class C Shares: (1)
  Sold                                                               106.130         3,739,743           10.712           372,876
  Repurchased                                                        (29.860)       (1,075,195)           (.174)           (5,979)
   Net increase in Class C                                            76.270         2,664,548           10.538           366,897
Class F Shares: (1)
  Sold                                                               356.496        12,379,605            7.238           251,133
  Repurchased                                                        (84.419)       (2,926,187)           (.409)          (14,234)
   Net increase in Class F                                           272.077         9,453,418            6.829           236,899
Total net increase in fund                                       $    41.569           463,335      $ 5,275.512       148,936,528

(1) Class C and Class F shares were not
 offered before March 15, 2001.



[illustration of a globe]
Per-Share Data and Ratios
                                                                      Class A
                                                                   Six months
                                                                        ended        Year ended
                                                                September 30,          March 31
                                                                 2001 (1),(2)               2001          2000
Net Asset Value, Beginning of Period                                   $28.72            $44.61        $30.21

 Income from Investment Operations :
  Net investment income                                               .23 (3)           .69 (3)           .34
  Net (losses) gains on securities                                 (3.79) (3)       (12.65) (3)         15.74
 (both realized and unrealized)
   Total from investment operations                                     (3.56)           (11.96)        16.08
 Less Distributions :
  Dividends (from net investment income)                                    -              (.19)         (.29)
  Distributions (from capital gains)                                        -             (3.74)        (1.39)
   Total distributions                                                      -             (3.93)        (1.68)
Net Asset Value, End of Period                                         $25.16            $28.72        $44.61
Total Return (4)                                                      (12.43)%          (28.02)%        54.31%
Ratios/Supplemental Data:
 Net assets, end of period (in millions)                              $25,024           $28,963       $38,837
 Ratio of expenses to average net assets                             .88% (5)               .84%          .84%
 Ratio of net income to average net assets                          1.58% (5)              1.89%          .93%





                                                                   1999              1998            1997
Net Asset Value, Beginning of Period                                   $29.56            $26.70        $24.28

 Income from Investment Operations :
  Net investment income                                                   .42               .45           .46
  Net (losses) gains on securities                                       1.85              4.79          3.28
 (both realized and unrealized)
   Total from investment operations                                      2.27              5.24          3.74
 Less Distributions :
  Dividends (from net investment income)                                 (.36)             (.45)         (.44)
  Distributions (from capital gains)                                    (1.26)            (1.93)         (.88)
   Total distributions                                                  (1.62)            (2.38)        (1.32)
Net Asset Value, End of Period                                         $30.21            $29.56        $26.70
Total Return (4)                                                         8.18%            20.97%        15.88%
Ratios/Supplemental Data:
 Net assets, end of period (in millions)                              $22,083           $21,316       $16,737
 Ratio of expenses to average net assets                                  .84%              .86%          .90%
 Ratio of net income to average net assets                               1.45%             1.64%         1.77%


                                                                      Class B
                                                                   Six months
                                                                        ended        Year ended   March 15 to
                                                               September 30,         March 31,      March 31,
                                                                 2001 (1),(2)               2001     2000 (1)
Net Asset Value, Beginning of Period                                   $28.56            $44.59        $43.09
 Income from Investment Operations :
  Net investment income (3)                                               .11               .47           .03
  Net gains/(losses) on securities                                      (3.74)           (12.65)         1.47
 (both realized and unrealized) (3)
   Total from investment operations                                     (3.63)           (12.18)         1.50
 Less Distributions :
  Dividends (from net investment income)                                    -              (.11)            -
  Distributions (from capital gains)                                        -             (3.74)            -
   Total distributions                                                      -             (3.85)            -
Net Asset Value, End of Period                                         $24.93            $28.56        $44.59
Total Return (4)                                                      (12.75)%          (28.53)%         3.48%
Ratios/Supplemental Data:
 Net assets, end of period (in millions)                                 $337              $321           $30
 Ratio of expenses to average net assets                            1.65% (5)              1.61%          .07%
 Ratio of net income to average net assets                           .79% (5)              1.40%          .06%


                                                                 Class C
                                                                Six months
                                                                  ended          March 15 to
                                                              September 30,       March 31,
                                                               2001 (1),(2)        2001 (1)
Net Asset Value, Beginning of Period                                   $28.56            $28.87
 Income from Investment Operations :
  Net investment income (3)                                               .05               .06
  Net gains/(losses) on securities                                      (3.72)             (.37)
 (both realized and unrealized) (3)
   Total from investment operations                                     (3.67)             (.31)
 Less Distributions :
  Dividends (from net investment income)                                    -                 -
  Distributions (from capital gains)                                        -                 -
   Total distributions                                                      -                 -
Net Asset Value, End of Period                                         $24.89            $28.56
Total Return (4)                                                      (12.89)%           (1.07)%
Ratios/Supplemental Data:
 Net assets, end of period (in millions)                                  $75               $10
 Ratio of expenses to average net assets                    1.89% (5)                       .08%
 Ratio of net income to average net assets                  .36% (5)                        .18%


                                                                 Class F
                                                                Six months
                                                                  ended          March 15 to
                                                              September 30,       March 31,
                                                               2001 (1),(2)        2001 (1)
Net Asset Value, Beginning of Period                                   $28.72            $29.02
 Income from Investment Operations :
  Net investment income (3)                                               .16               .07
  Net gains/(losses) on securities                                      (3.74)             (.37)
 (both realized and unrealized) (3)
   Total from investment operations                                     (3.58)             (.30)
 Less Distributions :
  Dividends (from net investment income)                                    -                 -
  Distributions (from capital gains)                                        -                 -
   Total distributions                                                      -                 -
Net Asset Value, End of Period                                         $25.14            $28.72
Total Return (4)                                                      (12.47)%           (1.03)%
Ratios/Supplemental Data:
 Net assets, end of period (in millions)                                 $244                $7
 Ratio of expenses to average net assets                    .98% (5)
 Ratio of net income to average net assets                  1.16% (5)

Supplemental Data - All Classes

                                                                   Six months
                                                                        ended        Year ended
                                                                September 30,     March 31, 2001
                                                                 2001 (1),(2)               2001          2000
Portfolio turnover rate                                                 13.89%            37.18%        28.94%


                                                                   Year ended
                                                                March 31, 2001
                                                                   1999              1998            1997
Portfolio turnover rate                                                 31.73%            30.51%        25.82%

1) Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
2) Unaudited.
3) Based on average shares outstanding.
4) Total returns exclude all sales charges, including contingent deferred sales charges.
5) Annualized.

EuroPacific Growth Fund
Investment Portfolio, March 31, 2001

                                                                                         Largest               Percent
Industry Diversification                                                              Individual                of Net
Percent of Net Assets                                                                   Holdings                Assets

 9.78%  Pharmaceuticals                                                              AstraZeneca                   4.05
 7.80%  Banks                                                                     Vodafone Group                   2.67
 7.69%  Media                                                                               Elan                   2.10
 5.29%  Oil & Gas                                                                        Samsung                   1.82
                                                                                     Electronics
 4.80%  Semiconductor Equipment & Products                                                Taiwan
                                                                                  Semiconductor
45.49%  Other Industries                                                           Manufacturing                   1.48
 0.08%  Bonds & Notes                                                          Hon Hai Precision
19.07%  Cash & Equivalents                                                              Industry                   1.48
                                                                                     Royal Dutch
                                                                                      Petroleum/
                                                                              "Shell" Transport
                                                                                     and Trading                   1.46
                                                                                       ING Groep                   1.39
                                                                               Vivendi Universal                   1.35
                                                                                          Nestle                   1.33



                                                                                       Shares or       Market  Percent
                                                                                       Principal        Value   of Net
EQUITY SECURITIES (common and preferred stocks and                                        Amount   (Millions)   Assets
 convertible debentures)

PHARMACEUTICALS  -  9.78%
AstraZeneca PLC (United Kingdom)                                                       25,093,285    1,187.872     4.05
Elan Corp., PLC (ADR) (Ireland) /1/                                                    11,775,300      615.259     2.10
Aventis SA (France)                                                                     4,555,000      351.938     1.20
Chugai Pharmaceutical Co., Ltd. (Japan)                                                10,658,000      161.218      .55
Novartis AG (Switzerland)                                                                 100,100      156.222      .53
Shionogi & Co., Ltd. (Japan)                                                            9,024,000      138.511      .47
Novo Nordisk A/S, Class B (Denmark)                                                       435,000       88.155      .30
GlaxoSmithKline PLC (formerly Glaxo Wellcome PLC)                                       2,000,000       52.273      .18
 (United Kingdom) /1/
CSL Ltd. (Australia)                                                                    2,740,000       47.849      .17
Sanofi-Synthelabo (France)                                                                665,600       36.976      .13
Shire Pharmaceuticals Group PLC (United Kingdom) /1/                                    1,364,434       20.824
Shire Pharmaceuticals Group PLC (ADR) /1/                                                  63,000        2.756      .08
Fujisawa Pharmaceutical Co. Ltd. (Japan)                                                  298,000        6.304      .02

BANKS  -  7.80%
Bank of Nova Scotia (Canada)                                                           12,098,200      309.837     1.06
ABN AMRO Holding NV (Netherlands)                                                      15,593,985      284.148      .97
Sakura Bank, Ltd. (Japan) /2/                                                          41,110,000      219.707
Sakura Finance (Bermuda) Trust .075% convertible                                    1,614,000,000       17.136      .81
 preference share units
Mizuho Holdings, Inc. (Japan)                                                              36,405      204.116      .70
Bank of Scotland (United Kingdom)                                                      19,932,119      198.083      .68
Lloyds TSB Group PLC (United Kingdom)                                                  16,400,000      161.002      .55
Westpac Banking Corp. (Australia)                                                      23,433,654      144.601      .49
Royal Bank of Canada (Canada)                                                           4,005,400      119.794      .41
Australia and New Zealand Banking Group Ltd.(Australia)                                15,568,887      104.652      .36
Hang Seng Bank Ltd. (Hong Kong)                                                         8,605,100       99.854      .34
DBS Group Holdings Ltd. (Singapore)                                                    10,326,550       93.269      .32
Bangkok Bank PCL (Thailand) /1/                                                        64,267,800       66.053      .22
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                    3,200,000       65.280      .22
 (Brazil)
Tokai Bank, Ltd. (Japan) /2/                                                           12,500,000       42.648      .15
Asahi Bank, Ltd. (Japan)                                                               13,343,000       33.639      .11
Toronto-Dominion Bank (Canada)                                                          1,223,700       30.641      .10
Svenska Handelsbanken Group, Class A (Sweden)                                           2,000,000       28.580      .10
Shinhan Bank (South Korea)                                                              3,200,000       25.624      .09
HSBC Holdings PLC (United Kingdom)                                                      1,617,121       19.076      .06
Commonwealth Bank of Australia (Australia)                                                700,000        9.766      .03
MBL International Finance (Bermuda) Trust 3.00%                                        $9,000,000        9.113      .03
 convertible debentures 2002 (Japan)

MEDIA  -  7.69%
Vivendi Universal (formerly Vivendi SA, Seagram Co.                                     5,891,942      356.575
 Ltd. and CANAL+) (France) /1/
Vivendi Universal (ADR) /1/                                                               640,000       38.816     1.35
News Corp. Ltd. (ADR) (Australia)                                                       4,040,300      126.865
News Corp. Ltd., preferred                                                             10,277,213       66.325
News Corp. Ltd.                                                                         7,041,928       53.346
News Corp. Ltd., preferred (ADR)                                                          745,100       19.894      .91
KirchMedia GmbH & Co. KGaA, non-voting                                                  3,430,000      132.188      .45
 (Germany) /1/ /2/ /3/
Granada PLC (formerly Granada Compass PLC and                                          51,227,254      126.000      .43
 Granada Media PLC) (United Kingdom)
Grupo Televisa, SA, ordinary participation                                              3,694,400      123.430      .42
 certificates (ADR) (Mexico) /1/
Mediaset SpA (Italy) /3/                                                                7,300,000       67.728
Mediaset SpA                                                                            5,454,200       50.603      .40
Nippon Television Network Corp. (Japan)                                                   331,980      102.968      .35
United Pan-Europe Communications NV (Netherlands) /1/                                  12,443,500       77.002      .26
Fuji Television Network, Inc. (Japan)                                                      10,760       75.048      .26
Telewest Communications PLC (United Kingdom) /1/                                       45,800,000       74.450      .25
KirchPayTV GmbH & Co. KGaA, non-voting                                                  2,158,091       61.963      .21
 (Germany) /1/ /2/ /3/
Tokyo Broadcasting System, Inc. (Japan)                                                 2,577,000       61.279      .21
Reuters Group PLC (United Kingdom)                                                      4,973,942       60.376      .21
Pearson PLC (United Kingdom)                                                            3,264,545       57.006      .20
Publishing & Broadcasting Ltd. (Australia)                                             11,865,111       56.431      .19
United Business Media PLC (formerly United News &                                       4,600,000       41.992
 Media PLC) (United Kingdom)
United News & Media PLC 6.125% convertible                                              7,400,000       10.952      .18
 debentures 2003
Arnoldo Mondadori Editore SpA (Italy)                                                   5,450,200       48.971      .17
Lagardere Groupe SCA (France)                                                             920,000       46.378      .16
RTL Group (Luxembourg)                                                                    795,000       44.724      .15
Shaw Communications Inc., Class B (Canada)                                              2,000,000       38.479      .13
Television Broadcasts Ltd. (Hong Kong)                                                  6,700,000       36.597      .13
Havas Advertising (France) /1/                                                          2,800,000       33.620      .12
Modern Times Group MTG AB, Class B (ADR) (Sweden) /1/                                     211,822       25.419
Modern Times Group MTG AB, Class B /2/                                                    302,260        6.544      .11
Daily Mail and General Trust PLC, Class A                                               2,969,700       30.567      .10
 (United Kingdom)
Independent News & Media PLC (formerly Independent                                     11,495,031       25.766      .09
 Newspapers PLC) (Ireland)
EMI Group PLC (United Kingdom)                                                          3,400,000       21.939      .07
Thomson Corp. (Canada)                                                                    650,000       21.653      .07
EM.TV & Merchandising AG (Germany) /1/                                                  2,618,000       12.427
EM.TV & Merchandising AG 4.00% convertible                                             13,781,000        7.298      .07
 debentures 2005
Carlton Communications PLC (United Kingdom)                                             1,600,000        8.904      .03
PT Multimedia-Servicos de Telecomunicacoes e                                              180,000        2.682      .01
 Multimedia, SGPS, SA (Portugal) /1/

OIL & GAS  -  5.29%
Royal Dutch Petroleum Co. (New York registered)                                         3,550,000      196.812
 (Netherlands)
Royal Dutch Petroleum Co.                                                               1,000,000       55.368
"Shell" Transport and Trading Co., PLC                                                 11,877,200       91.730
 (United Kingdom)
"Shell" Transport and Trading Co., PLC (New                                             1,778,800       83.123     1.46
 York registered)
Petroleo Brasileiro SA - Petrobras, ordinary                                           14,300,000      340.340     1.16
 nominative (ADR) (Brazil)
TOTAL FINA ELF SA, Class B (France)                                                     1,593,378      214.989
TOTAL FINA ELF SA, Class B (ADR)                                                          828,807       56.317
TOTAL FINA ELF SA /1/                                                                     180,000         .002      .93
ENI SpA (Italy)                                                                        24,500,000      159.126      .54
Sasol Ltd. (South Africa)                                                              16,794,100      138.255      .47
LUKOIL (ADR) (Russia)                                                                   2,317,600       86.215      .29
Petro-Canada (Canada)                                                                   2,300,000       51.672      .18
Suncor Energy Inc. (Canada)                                                             1,500,000       38.548      .13
China Petroleum & Chemical Corp. (China) /1/                                          235,000,000       37.062      .13

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  4.80%
Samsung Electronics Co., Ltd. (South Korea)                                             3,401,451      531.956     1.82
Taiwan Semiconductor Manufacturing Co. Ltd.                                           160,483,160      433.672     1.48
 (Taiwan) /1/
Rohm Co., Ltd. (Japan)                                                                  2,167,000      361.913     1.23
ASM Lithography Holding NV (Netherlands) /1/                                            2,000,000       44.302      .15
Tokyo Electron Ltd. (Japan)                                                               275,000       18.109      .06
Nikon Corp. (Japan)                                                                       832,000        9.402      .03
Hyundai Electronics Industries Co., Ltd.                                                3,243,490        7.694      .03
 (South Korea) /1/

WIRELESS TELECOMMUNICATION SERVICES  -  4.30%
Vodafone Group PLC (United Kingdom)                                                   280,399,480      768.300
Vodafone Group PLC (ADR)                                                                  525,000       14.254     2.67
NTT DoCoMo, Inc. (Japan)                                                                   11,510      199.553      .68
China Unicom Ltd. (China) /1/                                                         144,426,400      155.556      .53
Telecom Italia Mobile SpA (Italy)                                                       9,416,902       62.520      .21
China Mobile (Hong Kong) Ltd. (China) /1/                                               6,000,000       26.388      .09
Swiss Life-Mannesmann 1.50% convertible debentures                                     $8,000,000       12.150      .04
 2003 (Switzerland) /3/
Turkcell Iletisim Hizmetleri AS (Turkey) /1/                                          828,941,080       11.398      .04
Bouygues SA (France)                                                                      300,000       10.021      .04

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.50%
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                          68,168,000      418.375
Hon Hai Precision Industry Co., Ltd. 0% convertible                                   $14,510,000       14.836     1.48
 debentures 2005 /3/
Murata Manufacturing Co., Ltd. (Japan)                                                  2,210,000      182.966      .63
Samsung Electro-Mechanics Co., Ltd. (South Korea) /1/                                   3,730,000      111.760      .38
EPCOS AG (Germany)                                                                      1,895,000      108.104      .37
Hirose Electric Co., Ltd. (Japan)                                                         840,000       76.825      .26
Hitachi, Ltd. (Japan)                                                                   7,270,000       62.038      .21
TDK Corp. (Japan)                                                                         773,000       50.718      .17

DIVERSIFIED TELECOMMUNICATION SERVICES  -  3.18%
Telefonos de Mexico, SA de CV, Class L (ADR)(Mexico)                                    9,175,000      289.379
Telefonos de Mexico, SA de CV, Class L                                                 19,225,000       30.344     1.09
DDI Corp. (Japan)                                                                          46,044      149.037      .51
Telecom Italia SpA  (Italy)                                                            10,000,000      100.162      .34
Philippine Long Distance Telephone Co. (ADR)                                            4,926,094       70.689      .24
 (Philippines)
Tele Danmark AS (Denmark)                                                               1,420,000       49.607      .17
Korea Telecom Corp. (ADR) (South Korea)                                                 1,509,200       35.044
Korea Telecom Corp.                                                                       195,000        8.307      .15
Videsh Sanchar Nigam Ltd. (ADR) (India)                                                 2,763,338       32.746
Videsh Sanchar Nigam Ltd.                                                               1,350,000        8.502      .14
Cable & Wireless Optus Ltd. (Australia) /1/                                            21,416,800       38.027      .13
Cia. de Telecomunicaciones de Chile SA (ADR)                                            2,034,673       26.858      .09
 (Chile) /1/
TELUS Corp. (Canada)                                                                    1,202,900       23.791      .08
France Telecom, SA (France)                                                               376,800       21.976      .07
Deutsche Telekom AG (Germany)                                                             797,000       18.705      .06
BCE Inc. (Canada)                                                                         584,243       13.126      .05
Portugal Telecom, SA (Portugal)                                                         1,104,000        9.413      .03
Telia AB (Sweden) /1/                                                                     750,000        4.150      .02
Mahanagar Telephone Nigam Ltd.(GDR)(India)/3/                                             570,600        3.352      .01

FOOD PRODUCTS  -  3.08%
Nestle SA (Switzerland)                                                                   186,500      388.622     1.33
Groupe Danone (France)                                                                  1,798,800      227.369      .78
Orkla AS, Class A (Norway) /4/                                                         11,024,000      193.296      .66
Unilever PLC (United Kingdom)                                                          12,802,700       92.243      .31

DIVERSIFIED FINANCIALS  -  2.23%
ING Groep NV (Netherlands)                                                              5,717,984      371.932
ING Groep NV, Class B, warrants, expire 2008 /1/                                        1,208,700       34.211     1.39
ORIX Corp. (Japan)                                                                        664,400       55.587
ORIX Corp. (ADR)                                                                          189,600        8.086
ORIX Corp. 0.375% convertible debentures 2005                                    Yen 600,000,000         5.697      .23
STB Cayman Capital, Ltd. 0.50% convertible                                     Yen 5,925,000,000        67.619      .23
 debentures 2007 (Japan)
Hutchison Whampoa Ltd. (Hong Kong)                                                      3,558,500       37.187      .13
Ayala Corp. (Philippines)                                                             189,565,400       28.396      .10
First Pacific Co. Ltd. (Hong Kong)                                                    109,500,000       27.098      .09
Shohkoh Fund & Co., Ltd. (Japan)                                                          160,000       18.833      .06

COMMUNICATIONS EQUIPMENT  -  2.11%
Nokia Corp., Class A (Finland)                                                          9,345,000      223.510
Nokia Corp., Class A (ADR)                                                              2,400,000       57.600      .96
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                                      28,370,000      154.244
Telefonaktiebolaget LM Ericsson, Class B (ADR)                                         12,110,000       67.740      .76
Matsushita Communication Industrial Co., Ltd.(Japan)                                      899,000       57.912      .20
ECI Telecom Ltd. (Israel)                                                               2,935,000       22.379      .08
Nortel Networks Corp. (Canada)                                                            955,676       13.449      .04
Alcatel (ADR) (France)                                                                    400,000       11.504      .04
SAGEM SA (France)                                                                         118,800        9.189      .03

PAPER & FOREST PRODUCTS  -  1.84%
UPM-Kymmene Corp. (Finland)                                                             7,730,800      217.452      .74
Stora Enso Oyj, Class R  (Finland)                                                     14,648,443      138.288      .47
Abitibi-Consolidated Inc. (Canada)                                                     12,500,000       97.544      .34
Sappi Ltd. (South Africa)                                                              10,861,000       85.477      .29

AUTOMOBILES  -  1.83%
Honda Motor Co., Ltd. (Japan)                                                           6,510,000      265.080      .91
Suzuki Motor Corp. (Japan)                                                             19,015,000      208.841      .71
DaimlerChrysler AG (Germany)                                                            1,000,000       44.038      .15
Volkswagen AG (Germany)                                                                   400,000       18.283      .06

INSURANCE  -  1.73%
Zurich Financial Services (formerly Allied                                                373,500      122.649      .42
 Zurich PLC) (Switzerland) /1/
PartnerRe Holdings Ltd. (Singapore)                                                     1,931,900       95.185      .32
Yasuda Fire and Marine Insurance Co., Ltd. (Japan)                                     15,999,000       84.741      .29
Mitsui Marine and Fire Insurance Co., Ltd. (Japan)                                     15,111,000       81.840      .28
Nichido Fire and Marine Insurance Co., Ltd. (Japan)                                     6,845,000       42.516      .14
Nippon Fire and Marine Insurance Co., Ltd. (Japan)                                     10,217,000       34.127      .12
Royal & Sun Alliance Insurance Group PLC                                                3,923,056       26.650      .09
 (United Kingdom)
AEGON NV (Netherlands)                                                                    654,513       19.193      .07

ELECTRIC UTILITIES  -  1.66%
PowerGen PLC (United Kingdom)                                                          23,571,901      239.275      .82
Scottish Power PLC (United Kingdom)                                                    17,575,000      116.772      .40
National Grid Group PLC (United Kingdom)                                                5,500,000       42.477      .14
Korea Deposit Insurance Corp. 2.25% convertible                                       $35,300,000       36.800      .13
 debentures 2005 (South Korea) /3/
Union Electrica Fenosa, SA (Spain) /1/                                                  1,600,000       29.169      .10
Manila Electric Co., Class A (GDR)                                                      3,732,000       15.959
(Philippines) /2/) /3/
Manila Electric Co., Class B                                                            5,521,333        5.756      .07

INDUSTRIAL CONGLOMERATES  -  1.53%
Siemens AG (Germany)                                                                    2,100,000      215.970      .74
Norsk Hydro AS (Norway)                                                                 3,950,000      161.390
Norsk Hydro AS (ADR)                                                                      500,000       20.605      .62
Smiths Group PLC (formerly TI Group PLC and Smiths                                      4,707,142       51.591      .17
 Industries PLC) (United Kingdom)

BEVERAGES  -  1.47%
Foster's Brewing Group Ltd. (Australia)                                                66,810,579      167.840      .57
Heineken NV (Netherlands)                                                               1,875,000       97.734      .34
Ito En, Ltd. (Japan)                                                                    1,165,000       75.511      .26
Diageo PLC (United Kingdom)                                                             3,300,000       33.123      .11
Lion Nathan Ltd. (New Zealand)                                                         12,748,748       25.946      .09
Coca-Cola HBC SA (formerly Hellenic Bottling Co.                                        1,308,283       17.802      .06
 SA) (Greece)
Coca-Cola West Japan Co. Ltd. (Japan)                                                     550,000       11.723      .04

LEISURE EQUIPMENT & PRODUCTS  -  1.40%
Nintendo Co., Ltd. (Japan)                                                              2,205,700      359.781     1.23
Fuji Photo Film Co., Ltd. (Japan)                                                       1,320,000       48.710      .17

HOUSEHOLD DURABLES  -  1.33%
Sony Corp. (Japan)                                                                      4,364,300      308.909     1.05
Sekisui House, Ltd. (Japan)                                                             5,820,000       46.703      .16
Funai Electric Co., Ltd. (Japan)                                                          225,000       17.375      .06
Daiwa House Industry Co., Ltd. (Japan)                                                  2,560,000       16.512      .06

COMMERCIAL SERVICES & SUPPLIES  -  1.09%
Buhrmann NV (Netherlands) /1/                                                           4,444,000      114.063      .39
Brambles Industries Ltd. (Australia)                                                    4,350,000       93.068      .32
Securitas AB, Class B (Sweden)                                                          3,108,000       51.740      .18
Adecco SA (Switzerland)                                                                    92,000       48.125      .16
Rentokil Initial PLC (United Kingdom)                                                   5,000,000       13.345      .04

REAL ESTATE  -  1.03%
Sun Hung Kai Properties Ltd. (Hong Kong)                                                8,150,000       77.853      .26
Hongkong Land Holdings Ltd. (Singapore)                                                34,363,300       73.881      .25
Cheung Kong (Holdings) Ltd. (Hong Kong)                                                 5,500,000       57.652      .20
Wharf (Holdings) Ltd. (Hong Kong) /1/                                                  18,567,000       48.685      .17
Ayala Land, Inc. (Philippines)                                                        212,287,800       23.635      .08
Security Capital European Realty (Luxembourg)                                           1,125,000       20.700      .07
 /1/ /2/ /3/

AUTO COMPONENTS  -  0.99%
GKN PLC (United Kingdom)                                                               28,200,000      289.257      .99

BUILDING PRODUCTS  -  0.96%
Asahi Glass Co., Ltd. (Japan)                                                          20,694,000      144.828      .49
TOSTEM CORP. (Japan)                                                                    7,050,000       81.523      .28
Nippon Sheet Glass Co., Ltd. (Japan)                                                    3,296,000       31.901      .11
Nippon Electric Glass Co., Ltd. (Japan)                                                 1,590,000       24.279      .08

METALS & MINING  -  0.91%
Pohang Iron & Steel Co., Ltd. (South Korea)                                             1,999,340      135.294      .46
Billiton PLC (United Kingdom)                                                          16,618,800       75.146      .26
BHP Ltd. (formerly Broken Hill Proprietary Co.                                          3,000,000       28.683      .10
 Ltd.) (Australia)
Usinor 3.875% convertible preferred 2005 (France)                                       1,270,000       21.713      .07
De Beers Consolidated Mines Ltd. (South Africa)                                           180,400        6.873      .02

IT CONSULTING & SERVICES  -  0.81%
CMG PLC (United Kingdom)                                                                7,884,436       67.313      .23
Infosys Technologies Ltd. (India)                                                         705,000       61.822      .21
Logica PLC (United Kingdom)                                                             4,080,000       57.345      .20
ALTRAN Technologies (France)                                                              900,000       50.116      .17

SPECIALTY RETAIL  -  0.75%
Dixons Group PLC (United Kingdom)                                                      55,661,561      219.881      .75

HOTELS, RESTAURANTS & LEISURE  -  0.70%
Compass Group PLC (formerly Granada Compass PLC)                                       18,223,660      129.878      .44
 (United Kingdom) /1/
P&O Princess Cruises PLC (United Kingdom) /1/                                          10,000,000       39.042      .13
Airtours PLC (United Kingdom)                                                           9,420,000       37.179      .13

OFFICE ELECTRONICS  -  0.69%
Canon Inc. (Japan)                                                                      5,570,000      201.555      .69

MACHINERY  -  0.64%
Mitsubishi Heavy Industries, Ltd. (Japan)                                              27,300,000      100.090      .34
Metso Oyj (Finland)                                                                     5,000,000       44.389      .15
Sandvik AB (Sweden) /1/                                                                 2,300,000       41.830      .15

CHEMICALS  -  0.55%
BOC Group PLC (United Kingdom)                                                          5,005,000       68.072      .23
L'Air Liquide (France)                                                                    399,814       56.019      .19
Bayer AG (Germany)                                                                        600,000       25.262      .09
Imperial Chemical Industries PLC (ADR)                                                    430,000       10.582      .04
 (United Kingdom)

OTHER INDUSTRIES -  3.91%
Hoya Corp. (Japan)                                                                      1,624,000      105.391      .36
Deutsche Lufthansa AG (Germany)                                                         4,485,500       83.981      .29
Bombardier Inc., Class B (Canada)                                                       6,000,000       82.916      .28
Kingfisher PLC (United Kingdom)                                                        10,501,462       67.836      .23
British Airways PLC (United Kingdom)                                                   12,100,000       54.112      .18
Woolworths Ltd. (Australia)                                                            12,977,576       52.543      .18
TNT Post Groep NV (Netherlands)                                                         2,507,541       52.238      .18
Wal-Mart de Mexico (formerly Cifra), SA de CV,                                         16,787,918       39.116
 Class V (Mexico)
Wal-Mart de Mexico, SA de CV, Class C                                                   6,037,600       12.844      .18
Cemex, SA de CV, ordinary participation certificates,                                   2,380,260       51.176
 units (ADR) (Mexico)
Cemex, SA de CV, warrants, expire 2002 /1/                                                262,457         .420      .18
Uni-Charm Corp. (Japan)                                                                 1,080,000       46.381      .16
United Utilities PLC (United Kingdom)                                                   4,978,414       43.255      .15
Fujitsu Ltd. (Japan)                                                                    3,238,000       43.005      .15
Matsushita Electric Works, Ltd. (Japan)                                                 3,655,000       38.428      .13
Essilor (France) /1/                                                                      128,500       36.710      .12
Mitsui & Co., Ltd. (Japan)                                                              5,600,000       29.750      .10
Koninklijke Ahold NV (Netherlands)                                                        940,000       29.068      .10
Seven-Eleven Japan Co., Ltd. (Japan)                                                      700,000       27.835      .09
Nippon COMSYS Corp. (Japan)                                                             1,730,000       26.072      .09
Wanadoo (acquired Freeserve PLC) (France)/1/                                            4,512,500       24.473      .08
"Holderbank" Financiere Glaris Ltd. (Switzerland)                                          23,966       24.162      .08
Ito-Yokado Co., Ltd. (Japan)                                                              469,000       22.678      .08
Finmeccanica SpA (Italy) /1/                                                           22,000,000       21.929      .07
BAE SYSTEMS PLC (United Kingdom)                                                        4,000,000       17.831      .06
Loblaw Companies Ltd. (Canada)                                                            560,100       17.540      .06
LVMH Moet Hennessy Louis Vuitton (France)                                                 350,000       17.536      .06
Toshiba Corp. (Japan)                                                                   3,000,000       17.465      .06
Stolt-Nielsen SA, Class B (ADR) (Multinational)                                           809,100       12.212      .04
Safeway PLC (United Kingdom)                                                            2,307,500       10.753      .04
Kvaerner ASA, Class A (Norway) /1/                                                      1,202,221        8.406      .03
Elektrim SA 3.75% convertible debentures 2004                                          10,600,000        7.827      .03
 (Poland)
Tiscali SpA (acquired World Online International)                                         478,910        6.440      .02
 (Italy) /1/
T-Online International AG (Germany) /1/                                                   620,000        5.559      .02
Baltimore Technologies PLC (United Kingdom)/1/                                          3,775,100        4.783      .02
Liberty Surf Group SA (France)/1/                                                         320,200        2.111      .01
Lernout & Hauspie Speech Products NV (Belgium)/1/                                         260,000         .478      .00
I.T.C. Ltd. (India)                                                                           372         .007      .00
Compal Electronics, Inc. (Taiwan)                                                             100         .000      .00

MISCELLANEOUS  -  1.27%
Other equity securities in initial period of                                                           372.860     1.27
 acquisition

TOTAL EQUITY SECURITIES (cost: $21,071.912 million)                                                 23,691.351    80.85




                                                                                       Principal       Market  Percent
                                                                                          Amount        Value   of Net
BONDS & NOTES                                                                         (Millions)   (Millions)   Assets

NON-U.S. GOVERNMENT OBLIGATIONS  -  0.08%
Argentina (Republic of), Series L, 5.563%                                                   8.310        7.018
 Eurobonds 2005 /5/
Argentina (Republic of) 11.75% 2009                                                         5.890        5.059
Argentina (Republic of) 9.75% 2027                                                          2.390        1.769
Argentina (Republic of) 11.375% 2017                                                         .680         .569      .05
Turkey Treasury Bills 0% 2001                                                 TRL 12,910,000.000         6.958
Turkey Treasury Bills 0% 2002                                                  TRL 5,000,000.000         3.015      .03

TOTAL BONDS & NOTES   (cost: $25.458 million)                                                           24.388      .08




                                                                                       Principal       Market  Percent
                                                                                          Amount        Value   of Net
SHORT-TERM SECURITIES                                                                 (Millions)   (Millions)   Assets

CORPORATE SHORT-TERM NOTES  -  8.51%
Deutsche Bank Financial Inc. 4.69%-5.28% due                                              125.000      124.019      .42
 4/23-6/18/2001
Abbey National North America 5.20%-5.50% due                                              122.500      122.066      .42
 4/10-5/22/2001
Dresdner U.S. Finance Inc. 4.68%-5.50% due                                                115.000      114.400      .39
 4/18-6/21/2001
CBA (Delaware) Finance Inc. 4.98%-5.36% due                                               114.000      113.502      .39
 4/30-5/2/2001
AB Spintab 4.65%-5.48% due 4/20-7/24/2001                                                 113.500      112.785      .38
Danske Bank AS 4.935%-5.46% due 4/17-6/6/2001                                             110.000      109.496      .37
Alcoa Inc. 4.91%-5.40% due 4/3-6/11/2001                                                  100.000       99.627      .34
ANZ (Delaware) Inc. 4.70%-5.49% due 4/6-6/19/2001                                         100.000       99.452      .34
Societe Generale North America Inc. 4.95%-5.46%                                           100.000       99.451      .34
 due 4/10-6/4/2001
Ciesco LP 4.69%-5.45% due 4/4-6/20/2001                                                   100.000       99.426      .34
Verizon Network Funding Corp. 4.92%-5.33% due                                             100.000       99.271      .34
 4/24-6/22/2001
ABN AMRO North America Finance Inc. 4.90%-5.23%                                           100.000       99.262      .34
 due 5/1-6/14/2001
UBS Finance (Delaware) Inc. 4.92%-4.935%                                                  100.000       99.100      .34
 due 6/5-6/6/2001
Lloyds Bank PLC 4.67%-5.45% due 4/11-7/16/2001                                            100.000       98.960      .34
American Honda Finance Corp. 4.90%-5.02% due                                               90.000       89.156      .30
 5/24-6/12/2001
Halifax PLC 4.70%-5.50% due 4/12-7/13/2001                                                 90.000       89.109      .30
CDC Commercial Paper Corp. 4.90%-5.40% due                                                 75.000       74.494      .25
 4/20-6/8/2001 /3/
Internationale Nederlanden (U.S.) Funding Corp.                                            75.000       74.304      .25
 4.92%-4.94% due 6/7-6/8/2001
Svenska Handelsbanken Inc. 4.93%-5.18% due                                                 75.000       74.258      .25
 6/5-6/15/2001
Westpac Capital Corp. 4.85%-5.24% due 6/1-7/5/2001                                         75.000       74.152      .25
General Motors Acceptance Corp. 5.48%-5.50%                                                73.250       73.133      .25
 due 4/3-4/20/2001
Coca-Cola Co. 5.25%-5.42% due 4/2-4/20/2001                                                72.500       72.385      .25
Ford Motor Credit Co. 4.94%-5.34% due 4/6-5/31/2001                                        70.000       69.629      .24
KfW International Finance Inc. 4.68%-5.60% due                                             62.250       61.976      .21
 4/4-6/27/2001
Wells Fargo & Co. 5.20%-5.25% due 5/4-5/15/2001                                            60.700       60.363      .21
Telstra Corp. Ltd. 4.70%-5.25% due 5/8-7/24/2001                                           60.000       59.445      .20
Bank of America Corp. 5.22%-5.28% due 4/24-5/8/2001                                        50.000       49.779      .17
Canadian Wheat Board 4.75%-5.05% due 5/2-7/16/2001                                         50.000       49.539      .17
Bank of Montreal 5.16% due 4/9/2001                                                        35.000       34.955      .12

FEDERAL AGENCY SHORT-TERM OBLIGATIONS  -  7.13%
Freddie Mac 4.71%-5.49% due 4/2-7/13/2001                                                 783.300      778.389     2.66
Federal Home Loan Banks 4.82%-5.42% due 4/6-6/22/2001                                     574.256      571.189     1.95
Fannie Mae 4.675%-6.10% due 4/5-6/28/2001                                                 568.657      564.412     1.93
Sallie Mae 4.665%-4.705% due 4/19-9/20/2001 /5/                                            80.000       79.987
Sallie Mae 5.36% due 4/18/2001                                                             25.000       24.934      .36
Federal Farm Credit Bank 5.12% due 6/4/2001                                                68.000       67.409      .23

CERTIFICATES OF DEPOSIT  -  2.90%
Rabobank Nederland NV 5.62%-5.645% 4/16-4/17/2001                                         125.000      125.011      .43
Barclays Bank PLC 5.29%-5.55% 4/10-5/11/2001                                              123.000      123.007      .42
National Australia Bank Ltd. 5.48% 4/30/2001                                              100.000      100.025      .34
Toronto-Dominion Bank 5.32%-5.73% due 4/5-5/18/2001                                       100.000      100.018      .34
National Westminster Bank PLC 4.91%-5.80% due                                             100.000      100.013      .34
 4/5-6/6/2001
Canadian Imperial Bank of Commerce 4.75%-5.00%                                            100.000      100.003      .34
 due 6/7-6/20/2001
Commerzbank AG 5.30%-5.54% due 5/9-5/14/2001                                               50.000       50.018      .17
Bank of Nova Scotia 5.40%-5.68% due 4/17-5/8/2001                                          50.000       50.017      .17
Morgan Guaranty Trust Co. of New York 6.30%                                                50.000       50.002      .17
 due 4/2/2001
Halifax PLC 5.43% due 5/1/2001                                                             25.000       25.007      .09
Svenska Handelsbanken Inc. 5.58% due 4/23/2001                                             25.000       25.004      .09

NON-U.S. CURRENCY  -  0.03%
New Taiwanese Dollar                                                                  NT$275.100         8.400      .03

TOTAL SHORT-TERM SECURITIES (cost: $5,440.084 million)                                               5,440.339    18.57

TOTAL INVESTMENT SECURITIES (cost: $26,537.454 million)                                             29,156.078    99.50
Excess of cash and receivables over payables                                                           145.046      .50

NET ASSETS                                                                                          29,301.124   100.00




/1/ Non-income-producing security.
/2/ Valued under procedures established by the
 Board of Directors.
(3) Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to the public may require registration.
/4/ The fund owns 5.03% of the outstanding voting securities of Orkla AS, Class A, and thus is considered an affiliate as defined under the Investment Company Act of 1940.
/5/ Coupon rate may change periodically.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts

The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental, and are not covered by the Report of Independent Accountants.


See Notes to Financial Statements

EQUITY SECURITIES APPEARING IN THE PORTFOLIO
 SINCE SEPTEMBER 30, 2000

Airtours                                                                                         Koninklijke Ahold
Asahi Glass                                                                                Korea Deposit Insurance
Canon                                                                                         P&O Princess Cruises
China Mobile (Hong Kong)                                                                       Pohang Iron & Steel
China Petroleum & Chemical                                                                                 Sandvik
China Unicom                                                                           Shire Pharmaceuticals Group
Chugai Pharmaceutical                                                                      Telewest Communications
Diageo                                                                                      Union Electrica Fenosa
Essilor                                                                           United Pan-Europe Communications
Havas Advertising                                                                                      Volkswagen
Hyundai Electronics Industries                                                                   Wharf (Holdings)
Infosys Technologies                                                                                    Woolworths






EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO
 SINCE SEPTEMBER 30, 2000

Acer                                                                                               Morgan Crucible
Anglo American                                                                                                 NEC
AssiDoman                                                                                           NGK Spark Plug
Bergesen                                                                                                  Nichiei
British Telecommunications                                                          Nippon Telegraph and Telephone
China Development Industrial Bank                                                            Panamerican Beverages
Cia. Energetica de Minas Gerais - CEMIG                                                                   Pechiney
Cie. Generale des Etablissements Michelin                                 Peninsular and Oriental Steam Navigation
Coca-Cola Amatil                                                                                  Premier Farnell
COLT Telecom Group                                                                          PT Astra International
Dimension Data Holdings                                                                          Reckitt Benckiser
Enterprise Oil                                                                                  Research In Motion
Getronics                                                                                                      RWE
Hellenic Telecommunications Organization                                                                Sema Group
Infineon Technologies                                                                                Sonera Group
interQ                                                                                     South African Breweries
Intershop Communications                                                                                    Square
Invensys                                                                                        STMicroelectronics
Investor AB                                                                                          Sumitomo Bank
Kawasaki Steel                                                               Telecom Argentina STET-France Telecom
Koninklijke KPN                                                                       Telecom Corp. of New Zealand
Lend Lease                                                                                              Telefonica
Magyar Tavkozlesi Rt.                                                                Telesp Celular Participacoes
Metro International                                                                                   Thames Water
Minebea                                                                                               ThyssenKrupp
Mitsubishi Motors                                                                          Toyo Trust and Banking
                                                                                                             Volvo

EuroPacific Growth Fund
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at March 31, 2001                                                           (dollars in  millions)

Assets:
Investment securities at market
 (cost: $26,537.454)                                                                            $29,156.078
Cash                                                                                                  1.030
Receivables for -
 Sales of investments                                                           $58.605
 Sales of fund's shares                                                          76.213
 Forward currency contracts - net                                                51.934
 Dividends and interest                                                         126.497             313.249
                                                                                                 29,470.357
Liabilities:
Payables for -
 Purchases of investments                                                        79.164
 Repurchases of fund's shares                                                    68.857
 Management services                                                             11.647
 Other expenses                                                                   9.565             169.233
Net Assets at March 31, 2001 -                                                                  $29,301.124

Shares of beneficial interest issued and outstanding -
 unlimited shares authorized
Class A shares:
 Net assets                                                                                     $28,963.326
 Shares outstanding                                                                           1,008,463,557
 Net asset value per share                                                                           $28.72
Class B shares:
 Net assets                                                                                        $320.515
 Shares outstanding                                                                              11,221,227
 Net asset value per share                                                                           $28.56
Class C shares:
 Net assets                                                                                         $10.479
 Shares outstanding                                                                                 366,897
 Net asset value per share                                                                           $28.56
Class F shares:
 Net assets                                                                                          $6.804
 Shares outstanding                                                                                 236,899
 Net asset value per share                                                                           $28.72


STATEMENT OF OPERATIONS
for the year ended March 31, 2001                                           (dollars in  millions)
Investment Income:
Income:
 Dividends                                                                     $613.546
 Interest                                                                       324.307            $937.853

Expenses:
 Management services fee                                                        155.060
 Distribution expenses - Class A                                                 85.199
 Distribution expenses - Class B                                                  2.089
 Distribution expenses - Class C                                                   .003
 Transfer agent fees - Class A                                                   27.640
 Transfer agent fees - Class B                                                     .207
 Reports to shareholders                                                           .982
 Registration statement and prospectus                                            2.545
 Postage, stationery and supplies                                                 3.269
 Trustees' fees                                                                   (.002)
 Auditing and legal fees                                                           .102
 Custodian fee                                                                   12.270
 Taxes other than federal income tax                                               .607
 Other expenses                                                                    .193             290.164
 Net investment income                                                                              647.689

Realized Gain and Unrealized
 Depreciation on Investments:
Net realized gain                                                                                   654.733
Net unrealized (depreciation) appreciation on:
 Investments                                                                (12,611.019)
 Open forward currency contracts                                                 56.319
  Net unrealized depreciation                                                                   (12,554.700)
 Net realized gain and
  unrealized depreciation
  on investments                                                                                (11,899.967)
Net Decrease in Net Assets Resulting
 from Operations                                                                               ($11,252.278)

See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS                                          (dollars in  millions)

                                                                             Year ended          Year ended
                                                                              March 31,           March 31,
                                                                                    2001                2000
Operations:
Net investment income                                                          $647.689            $265.285
Net realized gain                                                               654.733           3,084.054
  Net unrealized (depreciation) appreciation
 on investments                                                             (12,554.700)          9,238.773
 Net (decrease) increase in net assets
  resulting from operations                                                 (11,252.278)         12,588.112
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
  Class A                                                                      (190.462)           (221.364)
  Class B                                                                         (.967)
Distributions from net realized gains on investments:
  Class A                                                                    (3,371.953)         (1,078.276)
  Class B                                                                       (25.926)
  Total dividends and distributions                                          (3,589.308)         (1,299.640)

Capital Share Transactions:
Proceeds from shares sold                                                    12,598.884          10,707.128
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on investments                            3,441.231           1,245.354
Cost of shares repurchased                                                  (10,764.603)         (6,456.731)
 Net increase in net assets resulting
  from capital share transactions                                             5,275.512           5,495.751
Total (Decrease) Increase in Net Assets                                      (9,566.074)         16,784.223

Net Assets:
Beginning of year                                                            38,867.198          22,082.975
End of year (including
 undistributed net investment
 income: $366.372 and $61.015,
 respectively)                                                              $29,301.124         $38,867.198

See Notes to Financial Statements

Notes to Financial Statements

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing in the securities of companies based outside the United States.

The fund offers four classes of shares as described below:

Class A shares are sold with an initial sales charge of up to 5.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Trustees.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the trust will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contracts are recorded in the Statement of Assets and Liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the Statement of Assets and Liabilities.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the year ended March 31, 2001, non-U.S. taxes paid were $61,426,000.

Net realized gain of the fund derived in certain countries is subject to certain non-U.S. taxes. The fund provides for such non-U.S. taxes on investment income, net realized gain and net unrealized gain.

CURRENCY GAINS AND LOSSES - Net realized currency gains on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $34,780,000 for the year ended March 31, 2001.

FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of March 31, 2001, the cost of investment securities, excluding forward currency contracts, for federal income tax reporting purposes was $26,553,768,000. Net unrealized appreciation on investments, excluding forward currency contracts, aggregated $2,602,310,000; $5,342,244,000 related to appreciated securities and $2,739,934,000 related to depreciated securities. For the year ended March 31, 2001, the fund realized, on a tax basis, a net capital gain of $1,391,554,000 on securities transactions. In addition, the fund has deferred, for tax purposes, to fiscal year ending March 31, 2002, the recognition of capital losses totaling $765,029,000, which were realized during the period November 1, 2000 through March 31, 2001. Net gains related to non-U.S. currency and other transactions of $26,921,000 were treated as an adjustment to ordinary income for federal income tax purposes.

FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $155,060,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.690% per annum of the first $500 million of net assets decreasing to 0.415% of such assets in excess of $44 billion. For the year ended March 31, 2001, the management services fee was equivalent to an annualized rate of 0.452% of average net assets.

DISTRIBUTION EXPENSES - American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, received $9,936,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the year ended March 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.25% annual expense limit for Class A shares is not exceeded. For the year ended March 31, 2001, aggregate distribution expenses were limited to $85,199,000, or 0.25% of average daily net assets attributable to Class A shares. As of March 31, 2001, unreimbursed expenses which remain subject to reimbursement totaled $23,686,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended March 31, 2001, aggregate distribution expenses were $2,089,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Trustees has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the year ended March 31, 2001, aggregate distribution expenses were $3,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Trustees has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the year ended March 31, 2001, aggregate distribution expenses were $400, or 0.25% of average daily net assets attributable to Class F shares.

As of March 31, 2001, aggregate distribution expenses payable to AFD for all share classes were $4,862,000.

TRANSFER AGENT FEE - A fee of $27,847,000 was incurred during the year ended March 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of March 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $1,847,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the year ended March 31, 2001, total fees under the agreement were $700. As of March 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $700.

TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 2001, the cumulative liability for the deferred amounts was $1,032,000. For the year ended March 31, 2001, Trustees' fees consisted of $211,000 that were paid or deferred and $213,000 of net depreciation on the amounts deferred.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $10,888,304,000 and $11,360,933,000, respectively, during the year ended March 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended March 31, 2001, the custodian fee of $12,270,000 includes $183,000 that was paid by these credits rather than in cash.

For the year ended March 31, 2001, the fund reclassified $26,921,000 to undistributed net investment income from undistributed net realized gains; and reclassified $177,824,000 and $2,157,000 from undistributed net investment income and undistributed net realized gains, respectively, to additional paid-in capital to reflect permanent differences between book and tax reporting.

As of March 31, 2001, net assets consisted of the following:

Capital paid in on shares of beneficial interest                        $27,032,612,000
Undistributed net investment income                                         366,372,000
Accumulated net realized loss                                              (765,029,000)
Net unrealized appreciation                                               2,667,169,000
Net assets                                                              $29,301,124,000

Capital share transactions in the fund were as follows:

The EuroPacific Growth Fund
Capital Share Transactions




                                                                         Year ended        Year ended
                                                                          March 31,         March 31,
                                                                                2001              2001
                                                                  Amount (millions)            Shares
Class A Shares:
  Sold                                                                  $12,195.797       334,651,773
  Reinvestment of dividends and distributions                             3,415.248       102,002,497
  Repurchased                                                           (10,739.888)     (298,872,510)
   Net increase in Class A                                                4,871.157       137,781,760
Class B Shares: /1/
  Sold                                                                      385.137        10,517,133
  Reinvestment of dividends and distributions                                25.983           779,574
  Repurchased                                                               (24.132)         (745,735)
   Net increase in Class B                                                  386.988        10,550,972
Class C Shares: /2/
  Sold                                                                       10.712           372,876
  Reinvestment of dividends and distributions
  Repurchased                                                                 (.174)           (5,979)
   Net increase in Class C                                                   10.538           366,897
Class F Shares: /2/
  Sold                                                                        7.238           251,133
  Reinvestment of dividends and distributions
  Repurchased                                                                 (.409)          (14,234)
   Net increase in Class F                                                    6.829           236,899
Total net increase in fund                                               $5,275.512       148,936,528





                                                                         Year ended        Year ended
                                                                          March 31,         March 31,
                                                                                2000              2000
                                                                  Amount (millions)            Shares
Class A Shares:
  Sold                                                                  $10,677.481       279,693,484
  Reinvestment of dividends and distributions                             1,245.354        33,084,650
  Repurchased                                                            (6,456.700)     (173,087,213)
   Net increase in Class A                                                5,466.135       139,690,921
Class B Shares: /1/
  Sold                                                                       29.647           670,954
  Reinvestment of dividends and distributions
  Repurchased                                                                 (.031)             (699)
   Net increase in Class B                                                   29.616           670,255
Class C Shares: /2/
  Sold
  Reinvestment of dividends and distributions
  Repurchased
   Net increase in Class C
Class F Shares: /2/
  Sold
  Reinvestment of dividends and distributions
  Repurchased
   Net increase in Class F
Total net increase in fund                                               $5,495.751       140,361,176


/1/ Class B shares were not offered before
 March 15, 2000.
/2/ Class C and Class F shares were not
 offered before March 15, 2001.

At March 31, 2001, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

At March 31, 2001, the fund had outstanding forward currency contracts to sell non-U.S. currency as follows:

Non-U.S. Currency Sale Contract                                                Contract Amounts             U.S. Valuation    at
3/31/2001

Unrealized
                                                                               Non-U.S.             U.S.            Amount
Appreciation
Japanese Yen expiring 11/08/2001                                        Yen 30354750000     $300,000,000      $248,066,000
$51,934,000

Per-Share Data and Ratios

                                                           Class A       Class A       Class A       Class A      Class A
                                                        Year ended    Year ended    Year ended    Year ended   Year ended
                                                         March 31,     March 31,     March 31,     March 31,    March 31,
                                                               2001          2000          1999          1998         1997
Net Asset Value, Beginning of Year                          $44.61        $30.21        $29.56        $26.70       $24.28

Income from Investment Operations :
 Net investment income                                     .69 /1/       .34 /1/           .42           .45          .46

 Net (losses) gains on securities (both                (12.65) /1/       .74 /1/           .85           .79          .28
 realized and unrealized)

  Total from investment operations                          (11.96)          .08           .27           .24          .74

Less Distributions :
 Dividends (from net investment income)                       (.19)         (.29)         (.36)         (.45)        (.44)

Distributions (from capital gains)                           (3.74)        (1.39)        (1.26)        (1.93)        (.88)

Total distributions                                          (3.93)        (1.68)        (1.62)        (2.38)       (1.32)

Net Asset Value, End of Year                                $28.72        $44.61        $30.21        $29.56       $26.70

Total Return /2/                                           (28.02)%          .31%          .18%          .97%         .88%

Ratios/Supplemental Data:

 Net assets, end of year (in millions)                     $28,963       $38,837       $22,083       $21,316      $16,737

 Ratio of expenses to average net assets                       .84%          .84%          .84%          .86%         .90%

 Ratio of net income to average                                .89%          .93%          .45%          .64%         .77%
 net assets



                                                           Class B       Class B       Class C       Class F
                                                        Year ended   March 15 to   March 15 to   March 15 to
                                                        March 31,     March 31,      March 31,     March 31,
                                                             2001       2000 /3/      2001 /3/      2001 /3/
Net Asset Value, Beginning of Period                        $44.59        $43.09        $28.87        $29.02

Income from Investment Operations :
 Net investment income /1/                                     .47           .03           .06           .07

Net (losses) gains on securities (both                      (12.65)         1.47          (.37)         (.37)
  realized and unrealized) /1/

  Total from investment operations                          (12.18)         1.50          (.31)         (.30)

Less Distributions :
 Dividends (from net investment income)                       (.11)          .00           .00           .00

 Distributions (from capital gains)                          (3.74)          .00           .00           .00

  Total distributions                                        (3.85)          .00           .00           .00

Net Asset Value, End of Period                              $28.56        $44.59        $28.56        $28.72

Total Return /2/                                           (28.53)%         3.48%       (1.07)%       (1.03)%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                      $321           $30           $10            $7

 Ratio of expenses to average net assets                       .61%          .07%          .08%          .05%

 Ratio of net income to average                                .40%          .06%          .18%          .22%
 net assets

Supplemental Data - All Classes

                                                        Year ended    Year ended    Year ended    Year ended   Year ended
                                                         March 31,     March 31,     March 31,     March 31,    March 31,
                                                               2001          2000          1999          1998         1997
Portfolio turnover rate                                        .18%          .94%          .73%          .51%         .82%


/1/ Based on average shares outstanding.
/2/ Based on operations for the
    period shown and,accordingly, not
    representative of a full year.
/3/ Total returns exclude all
    sales charges, including contingent
    deferred sales charges.

Report of Independent Accountants

To the Board of Trustees and Shareholders of EuroPacific Growth Fund:
In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of EuroPacific Growth Fund (the "Fund") at March 31, 2001, the results of its operations, the changes in its net assets and the per-share data and ratios for the each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
April 30, 2001

EuroPacific Growth Fund

2001 Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

During the fiscal year ended March 31, 2001, the fund paid a long-term capital gain distribution of $3,361,537,000. The fund also designated as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

The fund makes an election under the Internal Revenue Code Section 853 to pass through certain non-U.S. taxes paid by the fund to its shareholders as a foreign tax credit. The amount of foreign tax credit passed through to shareholders for the fiscal year ended March 31, 2001 is $61,426,000. Foreign source income earned by the fund for the fiscal year ended March 31, 2001 was $774,288,000. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their discretion. Generally, it is more advantageous to claim a credit than to take a deduction.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



                                   PART C
                              OTHER INFORMATION
                            EUROPACIFIC GROWTH FUND

ITEM 23. EXHIBITS

(a) Establishment and Designation of Additional Classes of Shares of Beneficial Interest
 Without Par Value dated 12/6/01
(b) Previously filed (see Post-Effective Amendment No. 16 filed 5/6/97)
(c) Previously filed (see Post-Effective Amendment No. 23 filed 3/13/01)
(d) Previously filed (see Post-Effective Amendment No. 21 filed 3/13/00)
(e) Form of Amended and Restated Principal Underwriting Agreement
(f) None
(g) Previously filed (see Post-Effective Amendment No. 21 filed 3/13/00)
(h) Form of Amended and Restated Administrative Services Agreement; and
 Form of Amended Shareholder Services Agreement dated 7/1/01
(i) Legal opinion for Classes 529-A, 529-B, 529-C, 529-E and 529-F Shares
(j) Consent of Independent Accountants
(k) None
(l) None
(m) Forms of Plans of Distribution relating to Class 529-A, 529-B, 529-C, 529-E and 529-F shares
(n) Form of Amended and Restated Multiple Class Plan
(o) None
(p) Code of Ethics

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

 Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company. These policies insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25.  INDEMNIFICATION (CONTINUED)

Article VI of the Trust's By-Laws states:

(a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

ITEM 25.  INDEMNIFICATION (CONTINUED)

(d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

(f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

(h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B) (1)                                             (2)                               (3)

       NAME AND PRINCIPAL                        POSITIONS AND OFFICES             POSITIONS AND OFFICES

          BUSINESS ADDRESS                         WITH UNDERWRITER                  WITH REGISTRANT



       David L. Abzug                            Vice President                    None

       P.O. Box 2248

       Agoura Hills, CA 91376



       John A. Agar                              Vice President                    None

       P.O. Box 7326

       Little Rock, AR 72207



       Robert B. Aprison                         Vice President                    None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                        Vice President                    None



       Steven L. Barnes                          Senior Vice President             None

       7490 Clubhouse Road

       Suite 100

       Boulder, CO  80301



B      Carl R. Bauer                             Vice President                    None



       Michelle A. Bergeron                      Senior Vice President             None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                       Regional Vice President           None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                           Senior Vice President             None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                         Vice President                    None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                             Senior Vice President             None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                         Senior Vice President             None

       601 E. Whitestone Blvd.

       Building 6, Suite 115

       Cedar Park, TX 78613



       Alan Brown                                Vice President                    None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                            Vice President                    None



       Cody Callaway                             Regional Vice President           None

       803 South Desert Palm Place

       Broken Arrow, OK 74012



       Matthew Carlisle                          Regional Vice President           None

       4500 Fairvista Drive

       Charlotte, NC 28269



       Damian Carroll                            Regional Vice President           None

       40 Ten Acre Road

       New Britain, CT 06052



       Brian C. Casey                            Vice President                    None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                         Senior Vice President             None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80120



       Christopher J. Cassin                     Senior Vice President             None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                          Vice President                    None

       1301 Stoney Creek Drive

       San Ramon, CA  94583



L      David Charlton                            Senior Vice President             None



L      Larry P. Clemmensen                       Director                          None



L      Kevin G. Clifford                         Director, President and Co-Chief    None

                                                 Executive Officer



H      Cheri Coleman                             Assistant Vice President          None



       Ruth M. Collier                           Senior Vice President             None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                           Vice President                    None



       Carlo O. Cordasco                         Regional Vice President           None

       101 Five Forks Lane

       Hampton, VA 23669



       Thomas E. Cournoyer                       Vice President                    None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                      Senior Vice President             None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



       William F. Daugherty                      Regional Vice President           None

       1216 Highlander Way

       Mechanicsburg, PA 17050



       Guy E. Decker                             Regional Vice President           None

       2990 Topaz Lane

       Carmel, IN 46032



       Daniel J. Delianedis                      Vice President                    None

       Edina Executive Plaza

       5200 Willson Road, Suite 150

       Edina, MN  55424



       James A. DePerno, Jr.                     Regional Vice President           None

       91 Church Street

       East Aurora, NY 14052



L      Bruce DePriester                          Senior Vice President             None



       Tom Dickson                               Regional Vice President           None

       108 Wilmington Court

       Southlake, TX 76092



       Michael A. DiLella                        Vice President                    None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                           Senior Vice President             None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                             Senior Vice President             None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                            Director, Executive Vice          None
                                                 President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                         Secretary                         None



       Michael J. Dullaghan                      Regional Vice President           None

       5040 Plantation Grove Lane

       Roanoke, VA 24012



S      J. Steven Duncan                          Senior Vice President             None



       Robert W. Durbin                          Vice President                    None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                          Senior Vice President             None



       Timothy L. Ellis                          Regional Vice President           None

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



       John R. Fodor                             Senior Vice President             None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                           Regional Vice President           None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                          Senior Vice President             None

       Route 2, Box 3162

       Osage Beach, MO  65065



L      Linda Gardner                             Assistant Vice President          None



B      Evelyn K. Glassford                       Vice President                    None



       Jack E. Goldin                            Regional Vice President           None

       7995 Northwest 20th Street

       Pembroke Pines, FL 33024



       Jeffrey J. Greiner                        Vice President                    None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                        Director                          None



B      Mariellen Hamann                          Vice President                    None



       Derek S. Hansen                           Regional Vice President           None

       13033 Ridgedale Drive, PMB 147
       Minnetonka, MN 55305



       David E. Harper                           Senior Vice President             None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                           Vice President                    None



       Steve Hipsley                             Regional Vice President           None

       100 Kaydeross Park Road

       Saratoga Springs, NY 12866



       Ronald R. Hulsey                          Senior Vice President             None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                           Vice President                    None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                       Director                          None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                          Senior Vice President             None



       John P. Keating                           Regional Vice President           None

       2285 Eagle Harbor Parkway

       Orange Park, FL 32003



       Dorothy Klock                             Vice President                    None

       555 Madison Avenue, 29th Floor

       New York, NY 10022



H      Dianne L. Koske                           Assistant Vice President



       Andrew R. LeBlanc                         Regional Vice President           None

       78 Eton Road

       Garden City, NY 11530



B      Karl A. Lewis                             Vice President                    None



       T. Blake Liberty                          Vice President                    None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                              Regional Vice President           None

       1103 Tulip Tree Lane

       West Des Moines, IA 50266



L      Lorin E. Liesy                            Vice President                    None



I      Kelle Lindenberg                          Assistant Vice President          None



       Louis K. Linquata                         Regional Vice President           None

       5214 Cass Street

       Omaha, NE 68132



LW     Robert W. Lovelace                        Director                          Senior Vice President



       Brendan T. Mahoney                        Regional Vice President           None

       29 Harvard Drive

       Sudbury, MA 01776



       Stephen A. Malbasa                        Director, Senior Vice             None
                                                 President

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                          Senior Vice President             None

       5241 South Race Street

       Greenwood Village, CO  80121



L      J. Clifton Massar                         Director, Senior Vice             None
                                                 President



L      E. Lee McClennahan                        Senior Vice President             None



       James R. McCrary                          Regional Vice President           None

       28812 Crestridge

       Rancho Palos Verdes, CA 90275



L      Scott F. McIntyre                         Senior Vice President             None



S      John V. McLaughlin                        Senior Vice President             None



       Terry W. McNabb                           Vice President                    None

       2002 Barrett Station Road

       St. Louis, MO  63131



       Scott Meade                               Regional Vice President           None

       P.O. Box 122

       Rye Beach, NH 03871



       Monty Moncrief                            Regional Vice President           None

       55 Chandler Creek

       The Woodlands, TX 77381



       William E. Noe                            Vice President                    None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                            Vice President                    None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                             Vice President                    None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson                          Regional Vice President           None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                             Regional Vice President           None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                           Regional Vice President           None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke                           Regional Vice President           None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                          Senior Vice President             None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                       Assistant Vice President          None



       Carl S. Platou                            Vice President                    None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



S      Richard P. Prior                          Vice President                    None



       Mark S. Reischmann                        Regional Vice President           None

       5485 East Mineral Lane

       Littleton, CO 80122



       Steven J. Reitman                         Senior Vice President             None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                          Vice President                    None

       425 South Pitt Street

       Alexandria, VA 22314



L      Julie D. Roth                             Vice President                    None



L      James F. Rothenberg                       Director                          None



       Douglas F. Rowe                           Vice President                    None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                      Vice President                    None

       10538 Cheviot Drive

       Los Angeles, CA  90064



H      Steve Rubin                               Assistant Vice President          None



       Dean B. Rydquist                          Senior Vice President             None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                         Senior Vice President             None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Paul V. Santoro                           Regional Vice President           None

       17 Willow Street

       Boston, MA 02108



       Joseph D. Scarpitti                       Vice President                    None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield                      Regional Vice President           None

       201 McIver Street

       Greenville, SC 29601



L      R. Michael Shanahan                       Director                          None



       Brad W. Short                             Regional Vice President           None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                            Chairman of the Board and         None

       1000 RIDC Plaza, Suite 212                Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                          Senior Vice President             None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater                           Regional Vice President           None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith                           Senior Vice President             None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft                   Vice President                    None



       Anthony L. Soave                          Regional Vice President           None

       8831 Morning Mist Drive

       Clarkston, MI 48348



L      Therese L. Soullier                       Assistant Vice President          None



       Nicholas D. Spadaccini                    Vice President                    None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                      Assistant Vice President          None



       Daniel S. Spradling                       Senior Vice President             None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



B      Raymond Stein                             Assistant Vice President          None



LW     Eric H. Stern                             Director                          None



       Brad Stillwagon                           Regional Vice President           None

       2438 Broadmeade Road

       Louisville, KY 40205



B      Max D. Stites                             Vice President                    None



       Thomas A. Stout                           Vice President                    None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                         Vice President                    None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                      Senior Vice President             None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Lisa F. Swaiman                           Vice President                    None



L      Drew W. Taylor                            Assistant Vice President          None



       Gary J. Thoma                             Regional Vice President           None

       21 White Cloud

       HCR 1 Box 172-A

       Keshena, WI 54135



       Cindy Thompson                            Regional Vice President           None

       23412 Pacific Park Drive, #5C

       Aliso Viejo, CA 92656



L      James P. Toomey                           Vice President                    None



I      Christopher E. Trede                      Vice President                    None



       George F. Truesdail                       Senior Vice President             None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                      Vice President                    None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                            Regional Vice President           None

       39 Old Course Drive

       Newport Beach, CA 92660



       Gerald J. Voss                            Regional Vice President           None

       The Pines at Four Hills

       3900 S. Southeastern Ave., #110

       Sioux Falls, SD 57103



       Thomas E. Warren                          Vice President                    None

       7347 Turnstone Road

       Sarasota, FL  34242



L      J. Kelly Webb                             Senior Vice President,            None

                                                 Treasurer and Controller



       Gregory J. Weimer                         Vice President                    None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                          Director                          None



SF     Gregory W. Wendt                          Director                          None



       George J. Wenzel                          Regional Vice President           None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier                           Assistant Vice President          None



SF     N. Dexter Williams, Jr.                   Senior Vice President             None



       Timothy J. Wilson                         Vice President                    None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                         Vice President                    None



H      Marshall D. Wingo                         Director, Senior Vice             None
                                                 President



L      Robert L. Winston                         Director, Senior Vice             None
                                                 President



       William R. Yost                           Senior Vice President             None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Jonathan A. Young                         Regional Vice President           None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                           Regional Vice President           None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea,
California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a

                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 12th day of February, 2002.

  EUROPACIFIC GROWTH FUND
  By  /s/ Gina H. Despres
       (Gina H. Despres, Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on February 12, 2002, by the following persons in the capacities indicated.

         SIGNATURE                           TITLE

(1)      Principal Executive Officer:

          /s/ Mark E. Denning                President and Trustee

         (Mark E. Denning)

(2)      Principal Financial Officer and

         Principal Accounting Officer:

          /s/ R. Marcia Gould                Treasurer

         (R. Marcia Gould)

(3)      Trustees:

         Elisabeth Allison*                  Trustee

          /s/ Mark E. Denning                President and Trustee

         (Mark E. Denning)

          /s/ Gina H. Despres                Chairman of the Board

         (Gina H. Despres)

         Robert A. Fox*                      Trustee

         Alan Greenway*                      Trustee

         Koichi Itoh*                        Trustee

         William H. Kling*                   Trustee

         John G. McDonald*                   Trustee

         William I. Miller*                  Trustee

         Alesandro Ovi                       Trustee

         Kirk P. Pendleton                   Trustee

         Thierry Vandeventer                 Vice Chairman of the Board


 *By  /s/ Vincent P. Corti
  (Vincent P. Corti, Attorney-in-Fact)
Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).
     /s/ Kristine M. Nishiyama
    (Kristine M. Nishiyama)